UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31

Date of reporting period: 4/30/11

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

The Commerce Funds

Semi-Annual Report

April 30, 2011

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward

The Commerce Funds

Risk

MidCap Growth

Growth

Value

Kansas Tax-Free

Intermediate Bond

Missouri Tax-Free

Intermediate Bond

National Tax-Free

Intermediate Bond

Bond

Short-Term Government

Potential

Return

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2011 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance and Expense Ratio Information

April 30, 2011 (Unaudited)

PERFORMANCE REVIEW
November 1, 2010 - April 30, 2011	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	13.68%	16.96%	Russell 1000® Growth(b)
Value	18.88	17.29	Russell 1000® Value(c)
Mid Cap Growth	19.33	22.62	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	1.13	0.02	Barclays Capital U.S. Aggregate Bond(e)
Short-Term Government	0.10	-0.26	Citigroup 1-5 Year Treasury/Government Sponsored(f)
National Tax-Free Intermediate Bond	-1.03	-0.33	Barclays Capital 3-15 Year Blend(g)
Missouri Tax-Free Intermediate Bond	-0.51	-0.33	Barclays Capital 3-15 Year Blend(g)
Kansas Tax-Free Intermediate Bond	-0.49	-0.33	Barclays Capital 3-15 Year Blend(g)

(a)

Returns assume expense reimbursements and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)

The Russell 1000® Growth Index, an unmanaged index, is a market capitalization weighted index of those 1,000 Russell companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(c)

The Russell 1000® Value Index is an unmanaged market capitalization weighted index of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(d)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(e)

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of the Barclays Capital Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(f)

The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

(g)

The Barclays Capital 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS(h)
For the period ended 03/31/2011	One Year	Five Years	Ten Years	Since Inception	Inception Date
Equity Funds:
Growth	13.64%	2.73%	2.32%	7.15%	12/12/94
Value	15.34	0.75	2.80	4.32	3/3/97
Mid Cap Growth	28.62	4.42	5.20	7.95	12/12/94
Fixed Income Funds:
Bond	8.05	7.37	5.68	6.54	12/12/94
Short-Term Government	3.14	4.82	3.91	5.08	12/12/94
National Tax-Free Intermediate Bond	2.18	3.93	4.09	4.62	2/21/95
Missouri Tax-Free Intermediate Bond	1.99	3.81	3.93	4.47	2/21/95
Kansas Tax-Free Intermediate Bond	1.78	3.84	3.95	4.16	12/26/00

(h)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV.

These returns represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts.

Returns assume fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

EXPENSE RATIOS(i)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursement)
Equity Funds:
Growth	1.13%	1.25%
Value	0.70	0.95
Mid Cap Growth	1.34	1.34
Fixed Income Funds:
Bond	0.84	0.84
Short-Term Government	0.68	0.90
National Tax-Free Intermediate Bond	0.70	0.87
Missouri Tax-Free Intermediate Bond	0.70	0.86
Kansas Tax-Free Intermediate Bond	0.70	0.96

(i)

The expense ratios of the Funds, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Funds and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any arrangements in place. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – 94.7%
Commercial Services – 1.0%
33,200	Thomson Reuters Corp.	$ 1,343,604

Communications* – 1.0%
34,000	SBA Communications Corp. Class A	1,313,420

Consumer Durables – 2.4%
142,100	Ford Motor Co.*	2,198,287
44,300	Leggett & Platt, Inc.	1,164,647

		3,362,934

Consumer Non-Durables – 5.4%
22,500	Coach, Inc.	1,345,725
8,600	Colgate-Palmolive Co.	725,410
29,400	PepsiCo, Inc.	2,025,366
22,400	Philip Morris International, Inc.	1,555,456
9,700	Polo Ralph Lauren Corp.	1,268,469
7,800	The Coca-Cola Co.	526,188

		7,446,614

Consumer Services – 5.3%
40,800	DIRECTV Class A*	1,982,472
20,700	eBay, Inc.*	712,080
28,900	Expedia, Inc.	723,367
41,400	Las Vegas Sands Corp.*	1,946,214
5,100	McDonald’s Corp.	399,381
42,800	Starbucks Corp.	1,548,932

		7,312,446

Electronic Technology – 19.0%
15,700	Apple, Inc.*	5,467,211
83,100	Cadence Design Systems, Inc.*	862,578
84,300	Cisco Systems, Inc.	1,480,308
95,200	Dell, Inc.*	1,476,552
7,900	F5 Networks, Inc.*	800,744
16,400	Harris Corp.	871,332
74,400	Hewlett-Packard Co.	3,003,528
119,000	Intel Corp.	2,759,610
50,600	Linear Technology Corp.	1,760,880
11,600	Lockheed Martin Corp.	919,300
33,600	Novellus Systems, Inc.*	1,078,560
81,300	QLogic Corp.*	1,461,774
23,300	QUALCOMM, Inc.	1,324,372
61,800	Texas Instruments, Inc.	2,195,754
16,400	Zebra Technologies Corp. Class A*	644,356

		26,106,859

Energy Minerals – 10.8%
44,300	Arch Coal, Inc.	1,519,490
18,700	Chevron Corp.	2,046,528
8,000	Cimarex Energy Co.	884,720
19,300	ConocoPhillips	1,523,349
72,500	Exxon Mobil Corp.	6,380,000
22,200	Occidental Petroleum Corp.	2,537,238

		14,891,325

Finance – 2.3%
46,400	Morgan Stanley & Co.	1,213,360

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
15,800	Prudential Financial, Inc.	$ 1,002,036
51,400	The Charles Schwab Corp.	941,134

		3,156,530

Health Services* – 1.5%
35,000	Medco Health Solutions, Inc.	2,076,550

Health Technology – 6.5%
13,000	Abbott Laboratories	676,520
22,400	Allergan, Inc.	1,782,144
19,600	C. R. Bard, Inc.	2,092,300
48,700	Gilead Sciences, Inc.*	1,891,508
6,500	Johnson & Johnson	427,180
26,200	Medtronic, Inc.	1,093,850
15,500	Stryker Corp.	914,500

		8,878,002

Industrial Services – 2.2%
8,900	Diamond Offshore Drilling, Inc.	675,243
26,100	Schlumberger Ltd.	2,342,475

		3,017,718

Non-Energy Minerals – 3.5%
17,100	Cliffs Natural Resources, Inc.	1,602,612
26,000	Freeport-McMoRan Copper & Gold, Inc.	1,430,780
9,600	Newmont Mining Corp.	562,656
31,500	Southern Copper Corp.	1,179,990

		4,776,038

Process Industries – 1.1%
49,300	International Paper Co.	1,522,384

Producer Manufacturing – 7.9%
6,200	Cummins, Inc.	745,116
16,800	Eaton Corp.	899,304
64,100	General Electric Co.	1,310,845
22,300	The Timken Co.	1,257,497
23,900	TRW Automotive Holdings Corp.*	1,363,734
40,600	United Technologies Corp.	3,636,948
23,200	WABCO Holdings, Inc.*	1,713,320

		10,926,764

Retail Trade – 5.7%
6,400	AutoZone, Inc.*	1,807,232
12,900	Dollar Tree, Inc.*	741,750
81,700	Lowe’s Cos., Inc.	2,144,625
4,400	Netflix, Inc.*	1,023,748
14,900	Target Corp.	731,590
58,800	The Gap, Inc.	1,366,512

		7,815,457

Technology Services – 15.6%
26,700	Adobe Systems, Inc.*	895,785
33,800	BMC Software, Inc.*	1,697,774
7,400	Google, Inc. Class A*	4,026,340
39,100	International Business Machines Corp.	6,669,678

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
120,800	Microsoft Corp.	$ 3,143,216
86,700	Oracle Corp.	3,125,535
17,700	Rovi Corp.*	859,512
26,200	VeriSign, Inc.	968,352

		21,386,192

Transportation – 3.5%
52,000	Frontline Ltd.	1,149,720
15,500	Union Pacific Corp.	1,603,785
62,450	United Continental Holdings, Inc.*	1,425,109
8,800	United Parcel Service, Inc. Class B	659,736

		4,838,350

TOTAL COMMON STOCKS
(Cost $109,224,033)		$130,171,187

Exchange Traded Fund – 3.6%
78,400	iShares Russell 1000 Growth Index Fund
(Cost $4,679,877)		$ 4,896,080

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.8%
Repurchase Agreement – 1.8%
State Street Bank & Trust Co.
$2,509,000	0.010%	05/02/11	$2,509,000
Maturity Value: $2,509,002
(Cost $2,509,000)

TOTAL INVESTMENTS – 100.1%
(Cost $116,412,910)			$137,576,267

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(69,890)

NET ASSETS – 100.0%			$137,506,377

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 29, 2011. This agreement was fully collateralized by $2,530,000 U.S. Treasury Note, 1.000%, due 04/30/12 with a market value of $2,561,160.

PORTFOLIO COMPOSITION

	AS OF 4/30/11	AS OF 10/31/10

Electronic Technology	19.0%	20.6%
Technology Services	15.6	16.0
Energy Minerals	10.8	7.8
Producer Manufacturing	7.9	7.0
Health Technology	6.5	10.6
Retail Trade	5.7	4.9
Consumer Non-Durables	5.4	8.3
Consumer Services	5.3	5.0
Exchange Traded Fund	3.6	—
Transportation	3.5	2.9
Non-Energy Minerals	3.5	1.5
Consumer Durables	2.4	2.7
Finance	2.3	3.0
Industrial Services	2.2	2.0
Health Services	1.5	2.5
Process Industries	1.1	2.4
Communications	1.0	1.1
Commercial Services	1.0	—
Distribution Services	—	1.2
Short-term Investment	1.8	0.6

TOTAL INVESTMENTS	100.1%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds (“ETFs”) held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – 94.9%
Commercial Services – 0.4%
11,000	R.R. Donnelley & Sons Co.	$ 207,460

Communications – 4.9%
55,000	AT&T, Inc.	1,711,600
6,656	CenturyLink, Inc.	271,432
22,000	Verizon Communications, Inc.	831,160

		2,814,192

Consumer Non-Durables – 18.6%
41,500	Altria Group, Inc.	1,113,860
40,000	Avon Products, Inc.	1,175,200
23,000	ConAgra Foods, Inc.	562,350
12,000	General Mills, Inc.	462,960
17,000	Kimberly-Clark Corp.	1,123,020
17,000	PepsiCo, Inc.	1,171,130
17,500	Procter & Gamble Co.	1,135,750
31,000	Reynolds American, Inc.	1,150,410
16,000	The Coca-Cola Co.	1,079,360
10,000	The Hershey Co.	577,100
11,000	V.F. Corp.	1,106,160

		10,657,300

Consumer Services – 0.9%
11,000	Darden Restaurants, Inc.	516,670

Distribution Services – 1.9%
20,000	Genuine Parts Co.	1,074,000

Electronic Technology – 8.2%
3,000	General Dynamics Corp.	218,460
25,000	Intel Corp.	579,750
20,000	Intersil Corp. Class A	295,400
32,500	Linear Technology Corp.	1,131,000
14,000	Lockheed Martin Corp.	1,109,500
29,000	Microchip Technology, Inc.	1,190,160
4,000	Raytheon Co.	194,200

		4,718,470

Energy Minerals – 8.6%
25,500	Chevron Corp.	2,790,720
27,500	ConocoPhillips	2,170,575

		4,961,295

Finance – 11.3%
3,500	Bank of Hawaii Corp.	170,765
1,500	BlackRock, Inc.	293,910
21,000	Federated Investors, Inc. Class B	541,380
30,000	GATX Corp.	1,268,100
6,000	HCP, Inc.	237,720
58,500	Kimco Realty Corp.	1,143,090
16,000	Liberty Property Trust	562,720
3,000	M&T Bank Corp.	265,110
8,000	Senior Housing Properties Trust	189,760
2,000	Simon Property Group, Inc.	229,080
4,000	Taubman Centers, Inc.	232,600
6,000	The Chubb Corp.	391,140
8,500	The Travelers Cos., Inc.	537,880

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
2,000	Vornado Realty Trust	$ 193,360
10,000	Weyerhaeuser Co.	230,100

		6,486,715

Health Technology – 8.6%
16,000	Abbott Laboratories	832,640
8,000	Eli Lilly & Co.	296,080
20,000	Johnson & Johnson	1,314,400
22,000	Merck & Co., Inc.	790,900
80,000	Pfizer, Inc.	1,676,800

		4,910,820

Industrial Services – 0.9%
13,000	Waste Management, Inc.	512,980

Process Industries – 4.2%
17,000	Greif, Inc. Class A	1,055,700
9,000	MeadWestvaco Corp.	303,210
30,000	Sonoco Products Co.	1,036,800

		2,395,710

Producer Manufacturing – 6.5%
5,000	Eaton Corp.	267,650
90,000	General Electric Co.	1,840,500
19,000	Illinois Tool Works, Inc.	1,109,790
22,000	Pitney Bowes, Inc.	540,320

		3,758,260

Retail Trade – 3.0%
60,000	SUPERVALU, Inc.	675,600
28,000	The Home Depot, Inc.	1,039,920

		1,715,520

Technology Services – 5.6%
21,000	Automatic Data Processing, Inc.	1,141,350
40,000	Microsoft Corp.	1,040,800
31,000	Paychex, Inc.	1,014,010

		3,196,160

Utilities – 11.3%
6,000	Alliant Energy Corp.	237,240
6,000	DTE Energy Co.	303,180
20,000	Duke Energy Corp.	373,000
8,000	Edison International	314,160
5,000	Exelon Corp.	210,750
47,500	MDU Resources Group, Inc.	1,134,775
21,000	OGE Energy Corp.	1,116,570
16,000	ONEOK, Inc.	1,119,040
5,000	PG&E Corp.	230,400
4,500	Progress Energy, Inc.	213,525
8,000	Questar Corp.	140,560
7,000	The Southern Co.	273,280
17,000	UGI Corp.	566,100
10,000	Xcel Energy, Inc.	243,300

		6,475,880

TOTAL COMMON STOCKS
(Cost $49,708,979)		$54,401,432

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 2.1%
17,500	iShares Russell 1000 Value Index Fund
(Cost $1,162,996)		$ 1,232,875

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co.
$1,657,000	0.010%	05/02/11	$1,657,000
Maturity Value: $1,657,001
(Cost $1,657,000)

TOTAL INVESTMENTS – 99.9%
(Cost $52,528,975)			$57,291,307

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			56,149

NET ASSETS – 100.0%			$57,347,456

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Repurchase agreement was entered into on April 29, 2011. This agreement was fully collateralized by $1,670,000 U.S. Treasury Note, 1.000%, due 04/30/12 with a market value of $1,690,568.

PORTFOLIO COMPOSITION

	AS OF 4/30/11	AS OF 10/31/10

Consumer Non-Durables	18.6%	5.7%
Finance	11.3	26.4
Utilities	11.3	5.1
Energy Minerals	8.6	9.8
Health Technology	8.6	9.9
Electronic Technology	8.2	3.9
Producer Manufacturing	6.5	6.3
Technology Services	5.6	4.2
Communications	4.9	5.2
Process Industries	4.2	3.0
Retail Trade	3.0	1.6
Exchange Traded Fund	2.1	3.0
Distribution Services	1.9	0.8
Consumer Services	0.9	7.5
Industrial Services	0.9	3.4
Commercial Services	0.4	0.9
Transportation	—	0.9
Consumer Durables	—	0.8
Health Services	—	0.7
Non-Energy Minerals	—	0.3
Short-term Investment	2.9	0.7

TOTAL INVESTMENTS	99.9%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds (“ETFs”) held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – 94.9%
Commercial Services – 3.7%
4,900	FactSet Research Systems, Inc.	$ 536,109
16,700	FTI Consulting, Inc.*	666,330
13,400	Lender Processing Services, Inc.	394,362
8,800	The Brink’s Co.	290,488
18,100	The McGraw-Hill Cos., Inc.	732,507

		2,619,796

Communications* – 1.7%
16,400	SBA Communications Corp. Class A	633,532
27,100	TW Telecom, Inc.	583,734

		1,217,266

Consumer Durables* – 1.3%
14,100	Tempur-Pedic International, Inc.	885,198

Consumer Non-Durables – 4.3%
11,200	Brown-Forman Corp., Class B	804,832
26,500	Coach, Inc.	1,584,965
9,100	The Clorox Co.	633,906

		3,023,703

Consumer Services – 5.6%
1,900	Chipotle Mexican Grill, Inc. Class A*	506,901
31,800	Expedia, Inc.	795,954
28,900	Marriott International, Inc. Class A	1,020,170
1,700	Priceline.com, Inc.*	929,917
4,400	Wynn Resorts Ltd.	647,460

		3,900,402

Electronic Technology – 16.9%
116,000	Advanced Micro Devices, Inc.*	1,055,600
16,700	Altera Corp.	813,290
65,400	Cadence Design Systems, Inc.*	678,852
6,800	Dolby Laboratories, Inc. Class A*	340,408
19,800	Harris Corp.	1,051,974
32,400	JDS Uniphase Corp.*	675,216
26,200	Juniper Networks, Inc.*	1,004,246
31,400	Linear Technology Corp.	1,092,720
24,700	Marvell Technology Group Ltd.*	381,121
19,700	Novellus Systems, Inc.*	632,370
37,000	NVIDIA Corp.*	740,000
32,400	ON Semiconductor Corp.*	340,524
19,400	SanDisk Corp.*	953,316
33,800	Xilinx, Inc.	1,178,268
23,300	Zebra Technologies Corp. Class A*	915,457

		11,853,362

Energy Minerals – 6.0%
19,500	Arch Coal, Inc.	668,850
6,400	Cimarex Energy Co.	707,776
9,500	CONSOL Energy, Inc.	513,855
15,400	SM Energy Co.	1,168,244
10,100	Ultra Petroleum Corp.*	512,979
4,500	Walter Energy, Inc.	621,990

		4,193,694

Shares	Description	Value
Common Stocks – (continued)
Finance – 7.2%
7,995	Eaton Vance Corp.	$ 269,991
8,800	Endurance Specialty Holdings Ltd.	390,192
7,800	Federal Realty Investment Trust	682,968
18,300	Genworth Financial, Inc. Class A*	223,077
4,200	IntercontinentalExchange, Inc.*	505,470
11,800	Jefferies Group, Inc.	285,206
10,600	Principal Financial Group, Inc.	357,750
7,600	Rayonier, Inc.	504,336
18,800	T. Rowe Price Group, Inc.	1,207,900
29,000	TD Ameritrade Holding Corp.	624,660

		5,051,550

Health Services* – 2.7%
6,680	Cerner Corp.	802,802
11,000	Laboratory Corporation of America Holdings	1,061,170

		1,863,972

Health Technology – 7.0%
6,540	Allergan, Inc.	520,323
11,080	C. R. Bard, Inc.	1,182,790
15,500	DENTSPLY International, Inc.	581,870
18,100	Hill-Rom Holdings, Inc.	814,681
11,500	Illumina, Inc.*	816,270
5,200	Life Technologies Corp.*	287,040
9,900	Varian Medical Systems, Inc.*	694,980

		4,897,954

Industrial Services – 1.7%
7,800	Core Laboratories NV	748,644
10,000	FMC Technologies, Inc.*	464,800

		1,213,444

Non-Energy Minerals – 1.7%
6,100	Cliffs Natural Resources, Inc.	571,692
29,400	Titanium Metals Corp.*	588,882

		1,160,574

Process Industries – 7.0%
24,200	Crown Holdings, Inc.*	905,080
34,000	International Paper Co.	1,049,920
13,400	Nalco Holding Co.	391,414
10,400	PPG Industries, Inc.	984,568
15,336	Sigma-Aldrich Corp.	1,082,415
5,700	The Sherwin-Williams Co.	469,053

		4,882,450

Producer Manufacturing – 9.0%
9,000	Avery Dennison Corp.	375,660
6,200	Cummins, Inc.	745,116
5,700	Dover Corp.	387,828
5,400	Joy Global, Inc.	545,130
5,800	Lincoln Electric Holdings, Inc.	455,764
25,900	Masco Corp.	347,578
10,550	Parker Hannifin Corp.	995,076

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – (continued)
16,900	The Timken Co.	$ 952,991
9,200	The Toro Co.	624,772
15,600	TRW Automotive Holdings Corp.*	890,136

		6,320,051

Retail Trade – 5.1%
3,800	AutoZone, Inc.*	1,073,044
21,900	Chico’s FAS, Inc.	320,397
4,000	Netflix, Inc.*	930,680
6,260	Nordstrom, Inc.	297,663
12,000	PetSmart, Inc.	506,040
5,700	Ross Stores, Inc.	420,033

		3,547,857

Technology Services – 10.6%
14,100	Akamai Technologies, Inc.*	485,604
6,200	Alliance Data Systems Corp.*	589,000
13,300	Autodesk, Inc.*	598,234
22,700	BMC Software, Inc.*	1,140,221
55,100	Compuware Corp.*	624,283
15,500	MICROS Systems, Inc.*	806,310
14,400	Red Hat, Inc.*	683,568
15,600	Rovi Corp.*	757,536
10,200	Teradata Corp.*	570,384
18,400	VeriSign, Inc.	680,064
24,400	Western Union Co.	518,500

		7,453,704

Transportation – 2.5%
8,500	Con-way, Inc.	330,820
33,600	Delta Air Lines, Inc.*	348,768
22,100	Frontline Ltd.	488,631
24,990	United Continental Holdings, Inc.*	570,272

		1,738,491

Utilities – 0.9%
35,300	CenterPoint Energy, Inc.	656,580

TOTAL COMMON STOCKS
(Cost $47,831,542)		$66,480,048

Exchange Traded Fund – 4.8%
53,400	iShares Russell Midcap Growth Index Fund
(Cost $3,025,509)		$ 3,368,472

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.5%
Repurchase Agreement – 0.5%
State Street Bank & Trust Co.
$338,000	0.010%	05/02/11	$338,000
Maturity Value: $338,000
(Cost $338,000)

TOTAL INVESTMENTS – 100.2%
(Cost $51,195,051)			$70,186,520

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(141,208)

NET ASSETS – 100.0%			$70,045,312

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 29, 2011. This agreement was fully collateralized by $345,000 U.S. Treasury Note, 1.000%, due 04/30/12 with a market value of $349,249.

PORTFOLIO COMPOSITION

	AS OF 4/30/11	AS OF 10/31/10

Electronic Technology	16.9%	14.1%
Technology Services	10.6	12.6
Producer Manufacturing	9.0	9.3
Finance	7.2	7.5
Health Technology	7.0	8.9
Process Industries	7.0	7.0
Energy Minerals	6.0	2.5
Consumer Services	5.6	6.6
Retail Trade	5.1	8.0
Exchange Traded Fund	4.8	—
Consumer Non-Durables	4.3	5.1
Commercial Services	3.7	2.5
Health Services	2.7	4.6
Transportation	2.5	4.1
Communications	1.7	1.2
Industrial Services	1.7	2.3
Non-Energy Minerals	1.7	0.8
Consumer Durables	1.3	1.5
Utilities	0.9	1.1
Short-term Investment	0.5	0.5

TOTAL INVESTMENTS	100.2%	100.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds (“ETFs”) held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 8.9%
Auto(a) – 0.3%
Citifinancial Auto Issuance Trust Series 2009-1, Class A2
$ 1,696,419	1.830%	11/15/12	$1,699,733

Commercial – 1.4%
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
6,164,836	6.462	03/15/31	6,332,224
Small Business Administration Series 2006-P10B, Class 1
2,377,915	5.681	08/10/16	2,574,075

			8,906,299

Credit Card – 0.6%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.900	12/12/16	3,979,782

Equipment(a) – 0.1%
CIT Equipment Collateral Series 2010-VT1A, Class A2
728,909	1.510	05/15/12	730,024

Home Equity – 3.5%
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
2,000,000	5.440	05/25/34	1,860,000
Carrington Mortgage Loan Trust Series 2006-NC5, Class A1(b)
617,306	0.263	01/25/37	607,933
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5
3,185,995	5.407	06/25/32	3,151,395
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
1,277,985	0.413	02/25/37	846,380
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
1,068,223	3.750	09/25/33	1,040,013
Equity One ABS, Inc. Series 2004-2, Class AF5
450,000	5.199	07/25/34	432,726
Lehman XS Trust Series 2005-1, Class 1A4(b)
903,636	0.553	07/25/35	756,723
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3
682,586	4.814	11/25/35	657,795
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4
1,125,000	5.140	11/25/35	979,230
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6
2,176,540	3.400	03/25/33	2,168,626
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6
3,971,280	5.490	10/25/33	3,165,070
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
804,558	8.850	03/25/25	791,716
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
818,916	8.480	09/25/30	809,243
SACO I Trust Series 2005-7 Class A(b)
274,674	0.773	09/25/35	239,580

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A2(b)
$ 280,331	0.323%	10/25/36	$274,118
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7
4,049,538	6.740	07/25/29	1,895,054
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A
2,290,430	5.250	06/25/35	2,098,778
Terwin Mortgage Trust Series 2005-16HE, Class AF2
426,357	4.429	09/25/36	422,436
Wells Fargo Home Equity Trust Series 2004-2, Class AI5(b)
554,054	4.890	05/25/34	558,931

			22,755,747

Manufactured Housing – 2.2%
Green Tree Financial Corp. Series 1993-4, Class A5
1,571,138	7.050	01/15/19	1,608,830
Green Tree Financial Corp. Series 1995-5, Class M1(b)
642,952	7.650	09/15/26	655,230
Green Tree Financial Corp. Series 1996-4, Class A7(b)
955,517	7.900	06/15/27	984,321
Green Tree Financial Corp. Series 1996-6, Class A6
219,169	7.950	09/15/27	231,421
Green Tree Financial Corp. Series 1997-3, Class A6
77,697	7.320	03/15/28	84,498
Green Tree Financial Corp. Series 1998-3, Class A5
3,872,815	6.220	03/01/30	4,122,805
Green Tree Financial Corp. Series 1998-3, Class A6(b)
483,725	6.760	03/01/30	511,830
Lehman Manufactured Housing Contract Series 2001-B, Class A3
416,822	4.350	05/15/14	418,267
Mid-State Trust Series 11, Class A1
367,330	4.864	07/15/38	356,200
Newcastle Investment Trust Series 2011-MH1, Class A(a)
4,000,000	2.450	12/10/33	3,999,489
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
1,362,489	7.650	04/15/27	1,362,583

			14,335,474

Student Loans – 0.8%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
2,019,600	1.023	10/30/45	1,940,553
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	2,950,637

			4,891,190

TOTAL ASSET-BACKED SECURITIES
(Cost $54,010,585)			$57,298,249

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 12.3%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$1,402,226

Alaska – 0.1%
Providence Alaska Health System Direct Obligation Series 2005
500,000	4.790	10/01/11	508,840

California – 3.0%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	3,826,680
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(c)
10,590,000	0.000	09/01/42	1,186,716
11,420,000	0.000	09/01/43	1,180,371
Industry California Sales Tax Revenue Bonds Taxable Series 2005 (NATL-RE)
3,045,000	5.000	01/01/13	3,110,924
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,054,120
San Francisco City & County Airports Commission Revenue Bonds Refunding Second Series C
3,000,000	5.000	05/01/17	3,312,960
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election 2008 B(c)
11,005,000	0.000	08/01/37	1,711,938
12,290,000	0.000	08/01/39	1,624,615

			19,008,324

District of Columbia – 0.8%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,368,500

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,069,760

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,198,417
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,039,260

			2,237,677

Indiana – 1.0%
Indiana Bond Bank Revenue Bonds Taxable School Severance Funding Series 2006-11 (XLCA)
2,190,000	5.650	07/15/13	2,403,678

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Indiana – (continued)
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
$ 5,000,000	3.000%	01/15/26	$4,040,150

			6,443,828

Iowa – 0.6%
Iowa Higher Education Loan Authority Revenue Bonds Refunding Private College Facility (Grinnell College Project)
2,500,000	5.000	12/01/19	2,908,375

Maryland – 0.2%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series 2009 B
1,000,000	5.000	11/01/23	1,044,290

Massachusetts – 0.0%
University of Massachusetts Building Authority Revenue Bonds Refunding Taxable Series 2006-2 (AMBAC)
255,000	5.360	05/01/11	255,000

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,544,505

Missouri – 1.9%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,674,625
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,067,160
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series 2009 B
1,570,000	4.693	01/01/16	1,619,110
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,921,940
New Liberty Hospital District Revenue Bonds Build America Bonds Series 2010 B
1,345,000	5.704	12/01/19	1,407,448
St. Louis Package Revenue Bonds Series 2006 B (NATL-RE)
1,560,000	5.020	12/15/12	1,618,750

			12,309,033

Nevada – 0.4%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series 2010 C
2,525,000	5.100	07/01/21	2,533,989

New Jersey – 0.2%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,070,060

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
New York – 1.2%
New York GO Build America Bonds Series 2010
$ 2,000,000	4.908%	06/01/21	$2,068,720
1,055,000	5.008	06/01/22	1,098,497
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series 2006 B
3,925,000	5.220	09/15/15	4,287,160

			7,454,377

Ohio – 0.7%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,386,400
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series 2009 C
1,960,000	4.471	03/01/19	2,057,686

			4,444,086

Oregon – 0.1%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
785,000	5.165	06/15/11	788,729

Pennsylvania – 0.5%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,185,310

Rhode Island – 0.5%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004 B (AGM)
710,000	4.960	07/15/14	750,761
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series 2006 A (AGM)
2,155,000	5.810	05/15/16	2,336,214

			3,086,975

South Carolina – 0.2%
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Taxable Series 2008 B
1,150,000	7.308	01/01/14	1,307,861

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $75,726,345)			$78,971,745

Mortgage-Backed Obligations – 31.3%
Collateralized Mortgage Obligations – 27.0%
ABN Amro Mortgage Corp. Series 2003-13, Class A2
$ 20,964	5.500%	02/25/18	$20,962
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
4,294,761	6.000	02/25/34	4,513,871
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
2,965,359	5.500	11/25/20	2,901,942

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
$ 634,503	6.000%	04/25/36	$625,181
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
3,436,065	5.518	11/25/35	2,580,412
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2
1,107,473	5.750	01/25/34	1,130,862
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
1,321,176	5.500	11/25/33	1,366,655
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
271,668	5.500	08/25/21	273,702
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
2,164,369	6.750	08/25/34	2,186,214
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,800,191	5.593	12/25/35	1,372,286
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
902,531	5.567	04/25/37	614,490
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
3,363,668	5.750	09/25/21	3,430,942
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
575,579	5.500	07/25/36	533,124
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
1,197,250	5.250	09/25/19	1,220,524
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
926,953	4.750	12/25/18	935,136
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
347,353	6.500	08/25/32	338,496
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
877,559	6.000	07/25/37	716,370
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
2,828,181	5.500	08/25/33	3,007,343
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
1,226,108	4.750	01/25/19	1,255,736
Countrywide Home Loans Trust Series 2005-27, Class 2A1
3,449,884	5.500	12/25/35	3,133,236
Countrywide Home Loans Trust Series 2005-6, Class 2A1
816,084	5.500	04/25/35	753,120
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
1,118,426	5.250	07/25/33	1,154,116
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
9,000,000	5.500	07/25/35	8,817,903
FHLMC REMIC PAC Series 1579, Class PM
425,076	6.700	09/15/23	476,398
FHLMC REMIC PAC Series 2103, Class TE
368,002	6.000	12/15/28	396,625

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2110, Class PG
$ 1,887,542	6.000%	01/15/29	$2,077,004
FHLMC REMIC PAC Series 2640, Class DR
1,316,014	4.000	08/15/17	1,336,877
FHLMC REMIC PAC Series 2716, Class DT
495,192	5.000	02/15/30	509,054
FHLMC REMIC PAC Series 2760, Class EC
4,050,000	4.500	04/15/17	4,185,884
FHLMC REMIC PAC Series 2836, Class XQ
183,910	4.500	09/15/27	185,520
FHLMC REMIC PAC Series 2907, Class HC
951,340	5.000	06/15/27	960,254
FHLMC REMIC Series 2391, Class Z
4,633,210	6.000	12/15/31	5,129,289
FHLMC REMIC Series 2508, Class OY
1,183,040	4.500	10/15/17	1,254,852
FHLMC REMIC Series 2603, Class C
2,620,000	5.500	04/15/23	2,889,777
FHLMC REMIC Series 2677, Class BC
800,000	4.000	09/15/18	845,390
FHLMC REMIC Series 2840, Class JL
1,087,820	4.500	06/15/23	1,127,258
FHLMC REMIC Series 2866, Class DH
2,628,956	4.000	09/15/34	2,779,397
FHLMC REMIC Series 2890, Class KB
3,115,000	4.500	02/15/19	3,317,513
FHLMC REMIC TAC Series 2658, Class A
1,069,486	4.500	08/15/18	1,101,657
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,451,950	6.000	01/25/35	1,445,196
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
4,980,989	5.500	05/25/35	4,396,878
FNMA REMIC FNIC PAC Series 2001-45, Class WG
697,283	6.500	09/25/31	787,383
FNMA REMIC PAC Series 2003-1, Class PG
1,316,231	5.500	09/25/31	1,375,444
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,384,835
FNMA REMIC PAC Series 2003-14, Class AP
308,338	4.000	03/25/33	323,763
FNMA REMIC PAC Series 2004-53, Class NC
3,344,635	5.500	07/25/24	3,552,902
FNMA REMIC Series 2002-73, Class OE
3,775,405	5.000	11/25/17	4,068,589
FNMA REMIC Series 2002-82, Class XE
3,205,000	5.000	12/25/17	3,452,312
FNMA REMIC Series 2003-83, Class PG
700,000	5.000	06/25/23	756,432

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2003-84, Class PG
$ 540,000	5.000%	03/25/32	$580,047
FNMA Series 2003-W6, Class 2A32
442,050	6.500	09/25/42	494,495
GNMA Series 1998-12, Class EB
675,491	6.500	05/20/28	705,479
Impac CMB Trust Series 2004-4, Class 1A1(b)
3,374,927	0.853	09/25/34	2,603,948
Impac CMB Trust Series 2004-4, Class 2A2
5,316,246	4.857	09/25/34	5,213,674
Impac Secured Assets Corp. Series 2004-2, Class A6
1,503,004	5.181	08/25/34	1,455,077
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
3,350,245	6.000	03/25/36	2,862,298
JPMorgan Mortgage Trust Series 2005-S3, Class 1A20
5,000,000	5.500	01/25/36	4,931,560
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
1,000,000	5.900	04/25/37	894,068
Master Alternative Loans Trust Series 2004-4, Class 1A1
657,802	5.500	05/25/34	674,016
Master Alternative Loans Trust Series 2004-4, Class 8A1
2,341,150	6.500	05/25/34	2,429,350
Master Asset Securitization Trust Series 2003-10, Class 3A1
590,940	5.500	11/25/33	621,910
Master Asset Securitization Trust Series 2003-7, Class 1A1
1,076,921	5.500	09/25/33	1,122,529
Master Asset Securitization Trust Series 2004-3, Class 5A1
113,567	6.250	01/25/32	114,716
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
488,251	5.250	08/25/36	495,263
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
3,738,536	5.586	11/25/35	3,639,371
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
3,731,795	6.000	08/25/37	3,296,279
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
4,728,774	5.997	11/25/21	4,020,886
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
340,471	5.332	07/25/35	335,238
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
2,583,947	4.750	04/25/33	2,626,236
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
4,574,273	5.750	02/25/34	4,610,071
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
741,111	0.713	07/25/35	609,012

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
$ 1,525,670	6.000%	07/25/32	$1,539,565
Residential Asset Securitization Trust Series 2004-A6, Class A1
3,297,128	5.000	08/25/19	3,289,640
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
751,539	6.000	05/25/33	781,670
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
499,982	5.000	05/25/18	514,277
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
1,375,788	5.500	11/25/35	1,316,426
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
2,983,695	5.750	12/25/35	2,815,534
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
2,678,669	5.500	12/25/21	2,672,283
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
1,035,790	0.523	11/20/34	962,539
Structured Asset Securities Corp. Series 2003-20, Class 1A1
3,107,103	5.500	07/25/33	3,220,696
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
1,262,717	2.561	10/25/33	1,201,335
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,843,596	2.574	11/25/33	1,763,803
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B
3,220,006	5.710	06/25/34	2,957,286
Structured Asset Securities Corp. Series 2005-6, Class 5A2
610,043	5.000	05/25/35	612,498
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
2,328,903	5.500	06/25/20	2,325,398
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS2, Class 3A1
165,763	6.500	05/25/32	165,724
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
696,847	5.000	06/25/18	722,148
Wells Fargo Mortgage Backed Securities Trust Series 2005-1, Class 3A1
469,785	5.250	01/25/20	483,920
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
1,300,171	5.048	09/25/35	1,252,738
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
500,000	6.000	10/25/36	200,138

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
$ 1,000,000	5.250%		03/25/37	$963,210
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
3,943,631	2.501		02/15/44	4,003,921

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $152,710,571)				$173,099,378

Commercial Mortgage Obligations – 1.4%
GNMA Series 2003-16, Class B
$3,580,000	4.490%		08/16/25	$3,748,556
GNMA Series 2003-38, Class JC(b)
93,174	7.321		08/16/42	105,247
GNMA Series 2004-60, Class C(b)
5,000,000	5.240		03/16/28	5,259,779

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $8,711,766)				$9,113,582

Mortgage-Backed Pass-Through Obligations – 2.9%
FHLMC
$ 57,425	8.500%		02/01/19	$63,042
105,802	8.500		03/01/21	119,405
616,249	7.000		05/01/26	708,143
37,428	7.000		10/01/30	43,155
91,047	7.500		12/01/30	105,869
171,888	7.500		01/01/31	199,871
324,994	7.000		08/01/31	374,967
3,960,038	5.000		05/01/33	4,205,428
697,863	2.604	(b)	05/01/34	723,813
1,377,689	5.269	(b)	01/01/36	1,474,013
FNMA
55,226	6.000		12/01/13	57,870
28,440	6.500		07/01/14	31,258
51,752	9.000		11/01/21	58,374
84,622	9.000		02/01/25	99,358
17,040	6.500		03/01/26	19,277
29,984	8.000		07/01/28	34,968
134,151	6.500		10/01/28	151,760
93,207	2.455	(b)	12/01/28	94,251
55,772	6.500		01/01/29	63,093
79,110	6.000		07/01/29	87,466
103,725	7.500		09/01/29	120,807
76,371	7.000		03/01/31	87,990
35,470	7.500		03/01/31	41,346
195,707	7.000		11/01/31	225,473
322,969	7.000		01/01/32	372,091
1,163,331	6.000		12/01/32	1,286,221
313,093	5.310	(b)	02/01/33	334,278
1,274,582	5.000		07/01/33	1,354,360
662,951	5.219	(b)	10/01/34	697,234
1,492,601	5.078	(b)	02/01/35	1,583,630

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 210,279	8.000%	02/15/22	$245,699
83,728	7.500	08/20/25	97,067
386,736	7.500	07/20/26	448,172
460,817	6.500	04/15/31	522,312
345,641	6.500	05/15/31	391,767
1,819,472	5.500	04/15/33	1,993,378

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $17,114,791)			$18,517,206

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $178,537,128)			$200,730,166

Corporate Obligations – 27.4%
Aerospace/Defense – 0.8%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$1,050,798
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,163,085
United Technologies Corp.
2,000,000	5.700	04/15/40	2,158,174

			5,372,057

Beverages – 0.7%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,691,634
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,638,737

			4,330,371

Cable TV – 1.3%
Comcast Corp.
1,500,000	5.700	07/01/19	1,648,860
1,250,000	6.400	05/15/38	1,325,300
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc.
3,000,000	3.500	03/01/16	3,045,894
Time Warner Cable, Inc.
2,000,000	6.200	07/01/13	2,202,318

			8,222,372

Chemicals – 0.5%
E.I. du Pont de Nemours and Co.
1,000,000	3.250	01/15/15	1,045,408
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	1,894,484

			2,939,892

Commercial Banks – 2.4%
Barclays Bank PLC
2,000,000	5.125	01/08/20	2,057,744

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Credit Suisse AG
$3,000,000	5.400%	01/14/20	$3,094,251
Credit Suisse New York
1,500,000	5.000	05/15/13	1,607,731
KeyBank NA
2,540,000	5.800	07/01/14	2,792,268
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,158,994
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,360,800

			15,071,788

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,500,000	4.450	01/15/20	2,600,468

Computers – 0.3%
Hewlett-Packard Co.
2,000,000	2.125	09/13/15	1,986,362

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	1,933,334

Diversified Manufacturing – 1.1%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,657,187
Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	9.500	04/15/14	1,204,123
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	1,883,504

			6,744,814

Electric – 2.2%
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	2,976,750
Connecticut Light & Power Co.
415,000	5.650	05/01/18	465,892
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,716,741
Exelon Generation Co. LLC
1,470,000	5.350	01/15/14	1,592,377
PacifiCorp
2,400,000	5.650	07/15/18	2,709,857
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,780,836
Southern California Edison Co.
3,000,000	5.500	03/15/40	3,102,000

			14,344,453

Financial – 6.3%
Bank One Corp.
1,000,000	8.530	03/01/19	1,230,037

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Bear Stearns Companies, Inc.
$1,000,000	7.250%	02/01/18	$1,174,944
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	2,972,127
Citigroup, Inc.
2,750,000	6.010	01/15/15	3,048,169
Equitable Life Assurance Society of the United States(a)
6,220,000	7.700	12/01/15	7,233,897
General Electric Capital Corp.
2,000,000	5.900	05/13/14	2,229,934
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,621,150
JPMorgan Chase & Co.
1,250,000	6.000	01/15/18	1,391,035
Merrill Lynch & Co., Inc.
1,270,000	6.875	04/25/18	1,441,126
Metropolitan Life Insurance Co.(a)
6,770,000	7.700	11/01/15	7,946,958
Morgan Stanley & Co.
2,600,000	6.625	04/01/18	2,902,593
National Rural Utilities Cooperative Finance Corp.
1,550,000	5.450	04/10/17	1,733,963
SunTrust Capital VIII(b)
2,670,000	6.100	12/15/36	2,616,600
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,901,575

			40,444,108

Food – 0.2%
Kraft Foods, Inc.
1,000,000	6.875	02/01/38	1,152,566

Health Care Equipment & Supplies – 0.5%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,983,834

Health Technology – 0.3%
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	1,885,208

Industrial – 0.3%
Receipts on Corporate Securities Trust NSC-1998-1
2,016,781	6.375	05/15/17	2,078,515

Insurance – 0.9%
Aegon NV
2,650,000	4.625	12/01/15	2,790,667
American International Group, Inc.
1,000,000	3.650	01/15/14	1,024,918
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,193,260

			6,008,845

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – 0.5%
Rio Tinto Finance USA Ltd.
$3,000,000	5.200%	11/02/40	$2,929,686

Multimedia – 0.6%
CBS Corp.
2,600,000	8.200	05/15/14	3,056,095
The McGraw-Hill Companies, Inc.
1,000,000	5.375	11/15/12	1,060,772

			4,116,867

Oil & Gas – 1.6%
Apache Corp.
1,360,000	7.375	08/15/47	1,660,972
BP Capital Markets PLC
3,530,000	3.875	03/10/15	3,702,423
Tosco Corp.
2,095,000	8.125	02/15/30	2,757,317
Valero Energy Corp.
2,000,000	6.875	04/15/12	2,105,816

			10,226,528

Real Estate – 1.4%
AMB Property LP
2,000,000	6.125	12/01/16	2,212,252
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,371,725
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,042,296
Simon Property Group LP
1,000,000	6.750	05/15/14	1,129,607
2,000,000	4.200	02/01/15	2,128,994

			8,884,874

Retail – 0.2%
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,381,578

Software – 0.4%
Adobe Systems, Inc.
2,700,000	4.750	02/01/20	2,773,713

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	2,047,746

Telecommunications – 0.8%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,326,051
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,703,067

			5,029,118

Utilities – 1.3%
GTE Corp.
5,310,000	6.840	04/15/18	6,182,746

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities – (continued)
Pacific Gas & Electric Co.
$ 2,000,000	6.350%	02/15/38	$2,200,982

			8,383,728

Yankee – 1.8%
BHP Billiton Finance USA Ltd.
750,000	6.750	11/01/13	847,463
955,000	5.250	12/15/15	1,073,937
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,339,547
Swiss Bank Corp.
7,335,000	7.375	06/15/17	8,304,166

			11,565,113

TOTAL CORPORATE OBLIGATIONS
(Cost $164,488,844)			$175,437,938

U.S. Government Agency Obligations – 14.3%
FFCB
$ 5,000,000	2.625%	04/17/14	$5,214,410
6,135,000	4.500	05/06/14	6,737,647
6,460,000	3.000	06/17/16	6,481,156
2,860,000	5.190	04/22/21	3,205,720
FHLB
5,000,000	1.750	08/22/12	5,085,555
5,000,000	4.500	09/16/13	5,420,440
7,000,000	3.625	10/18/13	7,448,616
2,050,000	5.625	06/13/16	2,267,300
1,915,000	5.375	08/15/24	2,144,331
2,650,000	7.125	02/15/30	3,430,867
FHLMC
5,000,000	1.625	04/15/13	5,093,710
29,488	6.000	12/01/13	32,000
2,860,000	2.875	02/09/15	2,993,562
2,500,000	5.000	02/16/17	2,831,400
2,500,000	6.750	03/15/31	3,214,102
FNMA
4,000,000	1.300	05/25/12	4,002,360
5,000,000	1.750	02/22/13	5,098,635
3,000,000	1.750	05/07/13	3,060,849
4,500,000	5.000	02/13/17	5,103,792
3,000,000	5.000	05/11/17	3,407,718
2,000,000	5.375	04/11/22	2,081,518
Tennessee Valley Authority
2,456,999	4.929	01/15/21	2,684,272
1,485,096	5.131	01/15/21	1,642,888
2,500,000	5.880	04/01/36	2,886,980

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $88,795,558)			$91,569,828

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(d) – 0.5%
Oriental Bank & Trust
$ 3,000,000	2.750%	03/16/12	$3,062,910
(Cost $3,000,000)

U.S. Treasury Obligations – 2.4%
United States Treasury Bonds
$ 2,150,000	5.375%	02/15/31	$2,498,031
5,000,000	4.500	02/15/36	5,124,220
3,000,000	3.500	02/15/39	2,558,436
United States Treasury Notes
5,000,000	2.750	11/30/16	5,142,190

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,022,192)			$15,322,877

Shares	Description	Rate	Value
Investment Company – 0.7%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		5.600%	$4,776,552
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(e) – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co.
$13,594,000	0.010%	05/02/11	$13,594,000
Maturity Value: $13,594,011
(Cost $13,594,000)

TOTAL INVESTMENTS – 99.9%
(Cost $597,135,695)			$640,764,265

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			807,286

NET ASSETS – 100.0%			$641,571,551

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $35,814,108, which represents approximately 5.6% of net assets as of April 30, 2011.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2011.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

(d)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(e)	Repurchase agreement was entered into on April 29, 2011. This agreement was fully collateralized by $13,700,000 U.S. Treasury Note, 1.000%, due 04/30/12 with a market value of $13,868,731.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
MSC	—Mortgage Securities Corp.
NATL-RE	—Insured by National Reinsurance Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit
TAC	—Targeted Amortization Class
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/11	AS OF 10/31/10

Corporate Obligations	27.4%	28.1%
Collateralized Mortgage Obligations	27.0	28.1
U.S.Government Agency Obligations	14.3	14.5
Asset-Backed Securities	8.9	8.2
Taxable Municipal Bond Obligations	12.3	8.0
Mortgage-Backed Pass-Through Obligations	2.9	3.3
U.S. Treasury Obligations	2.4	3.5
Commercial Mortgage Obligations	1.4	1.7
Investment Companies	0.7	0.7
Government Guarantee Obligations	0.5	2.0
Short-term Investment	2.1	1.4

TOTAL INVESTMENTS	99.9%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	17

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 1.6%
Commercial – 0.9%
Small Business Administration Series 2006-P10B, Class 1
$ 951,166	5.681%	08/10/16	$1,029,630

Home Equity(a) – 0.7%
Argent Securities, Inc. Series 2004-W5, Class AV3B
778,639	0.663	04/25/34	666,737
Lehman XS Trust Series 2005-7N, Class 1A1A
336,483	0.483	12/25/35	238,362

			905,099

TOTAL ASSET-BACKED SECURITIES
(Cost $1,572,919)			$1,934,729

Mortgage-Backed Obligations – 27.0%
Collateralized Mortgage Obligations – 22.5%
ABN Amro Mortgage Corp. Series 2003-11, Class A9
$ 216,901	6.000%	10/25/33	$220,189
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
396,935	5.010	10/25/34	397,491
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
468,351	6.000	02/25/34	492,245
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
94,212	4.946	09/20/34	95,674
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
512,963	5.500	11/25/33	530,621
Citicorp Mortgage Securities, Inc. Series 2004-3, Class A11
104,785	5.250	05/25/34	104,717
Citicorp Mortgage Securities, Inc. Series 2004-5, Class 2A3
147,500	4.750	08/25/34	153,072
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
259,321	2.984	09/25/34	249,371
Countrywide Alternative Loan Trust Series 2003-21T1, Class A2
999,367	5.250	12/25/33	1,011,628
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
490,016	5.375	01/25/35	487,399
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
555,296	4.750	12/25/18	560,197
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
138,358	5.500	08/25/33	147,123
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
373,348	5.000	02/25/18	385,911
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
435,155	2.961	11/19/33	434,917
FHLMC REMIC PAC Series 023, Class PK
384,229	6.000	11/25/23	413,516

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 041, Class F
$ 63,625	10.000%	05/15/20	$71,686
FHLMC REMIC PAC Series 159, Class H
27,587	4.500	09/15/21	28,931
FHLMC REMIC PAC Series 2022, Class PE
91,795	6.500	01/15/28	103,489
FHLMC REMIC PAC Series 2109, Class PE
270,420	6.000	12/15/28	298,251
FHLMC REMIC PAC Series 2345, Class PQ
38,334	6.500	08/15/16	40,835
FHLMC REMIC PAC Series 2522, Class PE
281,154	5.500	03/15/22	292,244
FHLMC REMIC PAC Series 2524, Class PD
231,693	5.500	12/15/31	243,409
FHLMC REMIC PAC Series 2594, Class OR
35,861	4.250	06/15/32	36,257
FHLMC REMIC PAC Series 2668, Class OE
573,031	5.000	10/15/28	584,523
FHLMC REMIC PAC Series 2760, Class EC
1,000,000	4.500	04/15/17	1,033,551
FHLMC REMIC PAC Series 2836, Class PX
716,003	4.000	05/15/18	745,280
FHLMC REMIC PAC Series 3028, Class MC
1,510,586	5.000	06/15/29	1,544,795
FHLMC REMIC PAC Series 3059, Class CD
945,000	5.000	04/15/31	1,018,505
FHLMC REMIC PAC Series 3117, Class PC
517,883	5.000	06/15/31	541,204
FHLMC REMIC Series 2534, Class HB
341,396	5.000	10/15/16	344,751
FHLMC REMIC Series 2584, Class LX
52,074	5.500	12/15/13	52,577
FHLMC REMIC Series 2642, Class DA
464,245	5.000	05/15/22	486,201
FHLMC REMIC Series 2664, Class MA
287,993	5.000	04/15/30	294,541
FHLMC REMIC Series 2830, Class DA
360,245	5.000	07/15/19	373,456
FHLMC REMIC Series 2972, Class CA
430,082	4.500	05/15/20	457,329
FHLMC REMIC Series 3131, Class BA
223,652	5.500	11/15/24	237,189
FHLMC REMIC Series 3146, Class GA
254,427	5.500	11/15/24	270,545
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(b)
32,140	0.000	06/25/22	28,952
FNMA REMIC PAC Series 1992-129, Class L
197,236	6.000	07/25/22	218,623

18	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
$ 9,683	0.000%	10/25/22	$9,649
FNMA REMIC PAC Series 1998-36, Class J
97,437	6.000	07/18/28	105,487
FNMA REMIC PAC Series 2001-71, Class MB
218,748	6.000	12/25/16	235,740
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	627,323
FNMA REMIC PAC Series 2003-14, Class AP
414,572	4.000	03/25/33	435,311
FNMA REMIC Series 1991-137, Class H
85,418	7.000	10/25/21	95,752
FNMA REMIC Series 1993-182, Class FA(a)
31,216	2.860	09/25/23	32,426
FNMA REMIC Series 2003-33, Class LD
1,225,846	4.250	09/25/22	1,267,681
FNMA Series 2003-W17, Class 1A6
73,394	5.310	08/25/33	77,023
GNMA Series 1998-12, Class EB
168,873	6.500	05/20/28	176,370
GNMA Series 2001-53, Class F(a)
30,098	0.563	10/20/31	30,064
GSR Mortgage Loan Trust Series 2003-6F, Class A1
356,817	3.000	09/25/32	351,966
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
1,068,879	5.500	03/25/19	1,109,865
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,070,000	2.809	01/25/36	754,660
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
430,683	5.508	10/25/34	409,461
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
721,034	2.796	04/21/34	717,163
Master Asset Securitization Trust Series 2003-6, Class 9A1
29,830	4.250	07/25/33	29,846
Master Asset Securitization Trust Series 2004-3, Class 5A1
54,006	6.250	01/25/32	54,552
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
97,976	3.686	09/25/34	95,257
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
389,306	4.750	04/25/34	390,826
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
139,572	5.000	05/25/18	143,109
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
194,222	5.000	05/25/18	199,775

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
$ 23,934	6.250%		12/25/23	$24,950
Sequoia Mortgage Trust Series 10, Class 1A(a)
188,192	1.013		10/20/27	178,545
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
333,902	0.873		06/20/33	301,164
Structured Asset Securities Corp. Series 2003-20, Class 1A1
812,084	5.500		07/25/33	841,773
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
1,145,503	2.561		10/25/33	1,089,819
Vendee Mortgage Trust Series 1996-2, Class 1Z
225,250	6.750		06/15/26	254,968
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
196,370	5.750		12/25/32	203,989
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
1,202,557	5.000		05/25/18	1,233,250
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
749,846	5.750		09/25/18	761,098
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
125,433	5.000		06/25/18	129,987

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,209,459)				$27,400,044

Commercial Mortgage Obligations – 1.3%
GNMA Series 2004-20, Class C
$ 398,977	4.430%		04/16/34	$406,745
GNMA Series 2004-60, Class C(a)
1,150,000	5.240		03/16/28	1,209,749

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,559,051)				$1,616,494

Mortgage-Backed Pass-Through Obligations – 3.2%
FHLMC
$ 103,060	5.500%		08/01/17	$111,811
245,813	5.500		09/01/21	266,839
84,506	6.000		10/01/23	92,672
358,943	5.000		05/01/27	381,466
FNMA
39,565	6.500		09/01/13	43,486
118,034	10.500		11/01/15	128,185
90,374	6.000		07/01/16	98,749
422,692	5.500		05/01/19	459,176
421,699	5.500		06/01/20	458,098
4,992	4.195	(a)	08/01/23	5,243
3,425	9.000		07/01/24	3,444
11,030	2.455	(a)	12/01/28	11,154
59,305	7.000		11/01/31	68,325
638,978	6.000		07/01/33	706,477
585,654	2.603	(a)	02/01/34	614,633
309,130	5.219	(a)	10/01/34	325,116

The accompanying notes are an integral part of these financial statements.	19

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 7,976	8.000%		07/15/17	$9,095
1,398	3.000	(a)	12/20/24	1,448
15,105	3.375	(a)	04/20/26	15,741
14,032	2.625	(a)	08/20/26	14,493
16,018	3.375	(a)	01/20/28	16,697

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $3,674,750)				$3,832,348

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $31,443,260)				$32,848,886

Government Guarantee Obligations(c) – 6.2%
GMAC, Inc.
$1,000,000	2.200%		12/19/12	$1,027,427
JPMorgan Chase & Co.
800,000	3.125		12/01/11	813,370
Keybank National Association
400,000	3.200		06/15/12	412,944
Morgan Stanley & Co.
750,000	2.250		03/13/12	762,338
Regions Bank
1,000,000	3.250		12/09/11	1,018,510
U.S. Bancorp
750,000	2.250		03/13/12	762,794
1,000,000	1.800		05/15/12	1,014,651
U.S. Central Credit Union
900,000	1.900		10/19/12	918,431
Wells Fargo & Co.
800,000	3.000		12/09/11	813,567

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS
(Cost $7,392,254)				$7,544,032

U.S. Government Agency Obligations – 51.2%
FFCB
$1,000,000	3.875%		10/07/13	$1,071,921
2,600,000	2.625		04/17/14	2,711,493
1,170,000	3.000		09/22/14	1,233,002
150,000	4.700		08/10/15	167,295
250,000	7.000		09/01/15	301,048
500,000	6.125		12/29/15	590,864
FHLB
1,250,000	4.750		12/09/11	1,282,903
1,000,000	3.500		03/08/13	1,052,849
1,500,000	5.125		08/14/13	1,646,029
1,000,000	3.625		10/18/13	1,064,088
1,560,000	5.250		06/18/14	1,751,424
1,000,000	5.250		09/12/14	1,124,319
2,500,000	5.000		12/21/15	2,822,487
1,000,000	4.000		03/04/16	1,047,023
250,000	5.375		05/15/19	287,467

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC
$1,575,000	2.125%	09/21/12	$1,611,108
1,500,000	4.625	10/25/12	1,591,911
1,800,000	1.625	04/15/13	1,833,736
1,500,000	4.000	06/12/13	1,602,132
2,000,000	1.500	07/12/13	2,003,724
1,000,000	1.250	07/29/13	1,002,265
1,560,000	2.500	01/07/14	1,621,080
1,600,000	2.500	04/23/14	1,662,846
790,000	5.000	07/15/14	881,725
1,000,000	4.500	01/15/15	1,106,262
1,200,000	2.875	02/09/15	1,256,040
1,300,000	1.750	09/10/15	1,294,046
1,300,000	5.300	12/01/15	1,485,037
1,500,000	1.000	08/26/16	1,502,290
FNMA
1,000,000	6.125	03/15/12	1,050,216
2,000,000	3.625	02/12/13	2,104,266
1,500,000	4.375	03/15/13	1,603,977
1,200,000	0.875	03/21/14	1,202,603
1,600,000	2.500	05/15/14	1,660,347
1,000,000	3.000	07/28/14	1,005,479
2,000,000	3.000	09/16/14	2,111,354
1,250,000	4.625	10/15/14	1,386,161
2,000,000	2.625	11/20/14	2,083,602
1,800,000	5.000	04/15/15	2,031,340
1,250,000	2.375	07/28/15	1,281,468
1,000,000	4.375	10/15/15	1,103,500
2,000,000	1.625	10/26/15	1,974,630
1,800,000	5.000	03/15/16	2,040,998
Tennessee Valley Authority
900,000	6.790	05/23/12	961,596

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $60,549,257)			$62,209,951

U.S. Treasury Obligations – 13.1%
United States Treasury Inflation Protected Securities
$1,230,660	3.000%	07/15/12	$1,316,037
1,197,530	2.000	01/15/14	1,317,189
1,173,880	2.000	07/15/14	1,303,924
United States Treasury Notes
435,000	4.500	04/30/12	453,233
1,800,000	1.375	09/15/12	1,825,101
2,400,000	1.375	11/15/12	2,435,155
1,200,000	1.750	04/15/13	1,226,856
1,200,000	1.750	03/31/14	1,226,156
1,700,000	2.375	10/31/14	1,764,148
1,200,000	2.250	01/31/15	1,237,219
1,800,000	2.125	05/31/15	1,840,356

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,255,026)			$15,945,374

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.
$ 825,000	0.010%	05/02/11	$825,000
Maturity Value: $825,001
(Cost $825,000)

TOTAL INVESTMENTS – 99.8%
(Cost $117,037,716)			$121,307,972

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			192,928

NET ASSETS – 100.0%			$121,500,900

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2011.
(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
(d)	Repurchase agreement was entered into on April 29, 2011. This agreement was fully collateralized by $835,000 U.S. Treasury Note, 1.000%, due 04/30/12 with a market value of $845,284.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/11	AS OF 10/31/10

U.S. Government Agency Obligations	51.2%	46.1%
Collateralized Mortgage Obligations	22.5	21.6
U.S. Treasury Obligations	13.1	13.6
Government Guarantee Obligations	6.2	7.0
Mortgage-Backed Pass-Through Obligations	3.2	3.3
Asset-Backed Securities	1.6	1.6
Commercial Mortgage Obligations	1.3	2.5
Short-term Investment	0.7	3.7

TOTAL INVESTMENTS	99.8%	99.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	21

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.8%
Alabama – 0.6%
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Children’s Hospital) Series B (AMBAC) (A/A3)
$1,005,000	5.000%	06/01/16	$1,050,868
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA+/Aa3)
65,000	4.500	07/01/23	65,953

			1,116,821

Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Refunding-Greater Fairbanks) Series C (A/NR)
1,050,000	4.500	04/01/18	1,062,401

Arizona – 9.7%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	707,406
750,000	4.750	01/01/22	752,070
1,000,000	5.000	01/01/25	999,930
Arizona School Facilities Board Certificates of Participation (A+/A1)
2,810,000	5.125	09/01/21	2,945,189
Arizona State University Energy Management LLC Revenue Bonds (Tempe Campus II) Series 2009 (AA-/A1)
2,000,000	5.000	07/01/14	2,158,460
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,472,880
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,307,304
Pinal County AZ Unified School District No. 1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	950,928
335,000	5.000	07/01/18	368,343
350,000	5.000	07/01/19	378,367
1,100,000	5.125	07/01/22	1,165,076
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa1)
1,070,000	5.000	08/01/27	1,060,530
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,070,390
500,000	5.000	07/01/20	530,670
1,000,000	5.000	07/01/21	1,054,610

			16,922,153

Arkansas – 0.3%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (A/NR)
535,000	5.480	09/01/17	553,158

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – 3.2%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/NR)(a)
$1,500,000	0.000%	07/01/27	$519,045
California Educational Facilities Authority Revenue Bonds for Loyola Marymount University Series 2010 A (NR/A2)
500,000	5.125	10/01/40	458,385
Long Beach CA Pension Obligation Revenue Bonds Series A (AA+/Aa3)
100,000	4.960	09/01/11	101,141
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA+/Aa2)(a)
3,855,000	0.000	08/01/26	1,475,771
Port Oakland CA Revenue Bonds Series C (A-/A3)
600,000	5.000	11/01/16	659,064
Sacramento County CA Airport System Revenue Bonds (A/A2)
1,000,000	5.000	07/01/27	1,008,710
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (AA/Aa1)(a)
880,000	0.000	09/01/23	438,847
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (A/Baa1)
800,000	5.250	02/01/23	823,272

			5,484,235

Colorado – 1.8%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	992,040
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/NR)
60,000	5.250	06/01/11	60,215
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	917,160
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
430,000	4.350	11/01/19	437,555
450,000	4.600	11/01/20	463,964
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa1)
250,000	4.500	12/01/23	253,935

			3,124,869

District of Columbia – 0.7%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,165,792

Florida – 8.5%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	899,859

22	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Broward County FL Airport System Revenue Bonds (Refunding) Series O (A+/A1)
$1,395,000	5.375%	10/01/29	$1,422,802
Florida Municipal Loan Council Revenue Bonds Series A (NATL-RE) (A-/Baa1)
1,000,000	5.000	10/01/20	994,770
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,067,310
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aa1)
50,000	5.500	07/01/21	58,625
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/NR)
1,500,000	5.000	06/01/24	1,510,935
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A-/A2)
1,000,000	5.000	10/01/22	1,048,920
1,000,000	5.250	10/01/23	1,054,620
1,000,000	5.500	10/01/25	1,052,450
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	745,677
Miami-Dade County FL Expressway Authority Toll Systems Revenue Bonds Series B (FGIC) (A/A3)
1,000,000	5.250	07/01/14	1,094,460
Miami-Dade County FL Special Obligation Revenue Bonds (Capital Asset Acquisition) Series A (AGM) (AA+/Aa3)
1,805,000	4.000	04/01/18	1,893,824
1,260,000	4.000	04/01/19	1,292,634
Osceola County FL School Board Certificates of Participation Series A (FGIC) (A/Aa3)
465,000	5.000	06/01/15	495,318
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/Aa3)
200,000	6.090	09/01/20	208,648

			14,840,852

Georgia – 0.4%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (NATL-RE) (BBB/Baa1)
90,000	6.100	10/01/19	109,422
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (BBB/Aa2)
55,000	5.500	08/01/23	64,124
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	489,460

			663,006

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – 14.3%
Chicago IL GO Bonds (Project & Refunding) Series A (AGM) (AA+/Aa3)
$1,500,000	5.000%	01/01/28	$1,471,650
Chicago IL Metropolitan Water Reclamation District Greater Chicago GO Bonds (Refunding) Series C (AAA/Aaa)
500,000	5.250	12/01/26	570,665
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (FGIC) (BBB/Aa2)
1,000,000	5.250	12/01/18	1,068,160
De Kalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	985,485
Dekalb Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	463,013
400,000	5.000	02/01/23	408,324
Illinois Educational Facilities Authority Revenue Bonds (Columbia College Chicago) (NATL-RE) (BBB+/Baa1)
1,000,000	5.000	12/01/20	999,940
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (BBB+/Baa1)
2,000,000	5.250	12/01/22	2,002,120
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
470,000	4.850	01/01/26	472,280
490,000	4.900	01/01/27	489,971
1,625,000	5.000	01/01/30	1,590,160
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,176,592
Illinois Finance Authority Revenue Bonds (Roosevelt University) (NR/Baa2)
100,000	5.250	04/01/22	96,141
Illinois Finance Authority Revenue Bonds (Roosevelt University) Series 2007 (NR/Baa2)
650,000	5.125	04/01/19	648,089
Illinois Housing Development Authority Revenue Bonds Homeowner Mortgage Series C-1 (AA/Aa3)
235,000	3.700	02/01/13	239,810
Illinois State GO Bonds (A+/A1)
1,000,000	4.000	04/01/19	953,700
Illinois State GO Bonds (First Series) (NATL-RE) (A+/A1)
2,000,000	5.500	08/01/17	2,200,060
Illinois State GO Bonds (Refunding) Series B (A+/A1)
1,100,000	5.000	01/01/14	1,165,890
Illinois State GO Bonds Series A (A+/A1)
2,000,000	5.000	03/01/17	2,073,920
Macon & De Witt Counties IL Community Unit School District No. 001 GO Bonds (NATL-RE) (FGIC) (NR/NR)
435,000	6.150	12/01/12	461,378

The accompanying notes are an integral part of these financial statements.	23

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Northern IL Municipal Power Agency Project Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
$1,750,000	5.000%	01/01/42	$1,495,533
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (AGM) (AA+/NR)(a)
540,000	0.000	04/01/18	417,193
Regional Transportation Authority IL Revenue Bonds Series A (NATL-RE) (AA/Aa3)
2,345,000	6.000	07/01/29	2,461,804
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa2)
1,000,000	5.000	10/01/20	1,029,210

			24,941,088

Indiana – 6.1%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
600,000	5.000	05/01/16	677,190
615,000	5.000	11/01/16	697,152
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	254,990
675,000	6.050	02/01/23	688,318
3,000,000	6.860	02/01/29	3,096,870
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
390,000	5.000	02/01/13	412,191
120,000	5.000	08/01/14	130,768
Indiana Health & Educational Facilities Financing Authority Revenue Bonds (Refunding-University of Indianapolis Educational Facilities) (A-/NR)
1,090,000	5.000	10/01/15	1,184,056
Indiana State Finance Authority Lease Revenue Bonds (Refunding) Series A-1 (AA+/Aa2)
500,000	5.000	11/01/13	539,195
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	531,092
Indianapolis IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (AA/Baa1)
920,000	3.000	01/15/26	743,387
Mun-Del Building Corp. Delaware County IN Revenue Bonds (Refunding-First Mortgage) (A/NR)
830,000	3.000	07/05/13	840,624
750,000	3.000	01/05/14	762,330

			10,558,163

Iowa – 0.1%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
125,000	4.300	07/01/16	126,330

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – 0.0%
Neosho County KS Sales Tax Revenue Bonds (NATL-RE) (ETM) (BBB/NR)
$ 55,000	5.500%	08/15/11	$55,642

Kentucky – 1.7%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A+/A1)
1,000,000	5.000	02/01/23	1,014,780
Kentucky Economic Development Finance Authority Medical Center Revenue Bonds (Ashland Hospital Corp. Kings) Series C (A+/A1)
1,900,000	6.000	02/01/33	1,951,642

			2,966,422

Louisiana – 4.3%
East Baton Rouge LA Mortgage Finance Authority Revenue Bonds (Mortgage Backed Securities Program) Series A-2 (GNMA/FNMA/FHLMC) (NR/Aaa)
315,000	4.750	10/01/29	314,112
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	4,892,750
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB+/NR)
1,100,000	5.375	02/01/18	1,124,376
1,245,000	5.000	02/01/30	1,094,442

			7,425,680

Massachusetts – 4.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,945,000	5.100	01/01/25	1,972,055
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (BBB+/Baa1)
960,000	5.000	07/01/20	961,334
1,415,000	5.000	07/01/21	1,396,082
Massachusetts State Housing Finance Agency Multi Family Housing Revenue Bonds Series A (FHA) (NR/Aaa)
2,500,000	5.300	12/01/38	2,471,300
Massachusetts State Housing Finance Agency Revenue Bonds (Single Family) Series 152 (AA/Aa2)
1,000,000	4.150	12/01/28	909,650
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (AA+/Aa1)
60,000	6.500	07/15/19	72,429

			7,782,850

Michigan – 3.5%
Grand Valley MI State University Revenue Bonds (FGIC) (A+/NR)
1,500,000	5.300	12/01/24	1,578,165

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Valley MI State University Revenue Bonds Series 1998 (FGIC) (A+/NR)
$1,080,000	5.500%	02/01/18	$1,172,880
Ingham County MI GO Bonds Series 1998 (AGM) (AA+/Aa3)
265,000	5.125	11/01/12	265,779
Lake Superior University of Michigan Revenue Bonds (Unrefunded) Series 1997 (NATL-RE) (BBB/Baa1)
355,000	5.000	11/15/12	355,937
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (Go of Authority) (AA/NR)
690,000	4.500	10/01/19	702,013
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (Go of Auth) (AA/NR)
2,000,000	4.750	12/01/25	1,957,520

			6,032,294

Minnesota – 1.5%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
605,000	3.800	07/01/17	619,339
Ortonville MN Independent School District No. 062 GO Bonds (Refunding-School Buildings) Series A (AAA/NR)
800,000	5.000	04/01/15	899,080
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (A+/A1)
1,000,000	5.000	11/15/19	1,075,400

			2,593,819

Missouri – 0.7%
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	101,926
125,000	0.000	02/01/15	111,615
305,000	0.000	02/01/17	246,964
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.625	07/01/24	276,697
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	484,035

			1,221,237

Montana – 0.3%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
220,000	4.350	06/01/16	221,188
230,000	4.350	12/01/16	231,242

			452,430

Nebraska – 1.1%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	538,050

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nebraska – (continued)
Nebraska Investment Finance Authority Revenue Bonds Series F (GNMA/FNMA/FHLMC) (AAA/NR)
$ 110,000	4.300%	09/01/14	$112,944
145,000	4.350	03/01/15	146,879
95,000	4.350	09/01/15	96,417
20,000	4.400	09/01/16	20,282
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AAA/NR)
1,000,000	6.100	09/01/45	1,045,450

			1,960,022

Nevada – 0.6%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (AMBAC) (A+/A1)
1,020,000	5.000	07/01/28	1,010,657
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
100,000	4.375	05/01/25	98,712

			1,109,369

New Hampshire – 1.2%
New Hampshire State Housing Finance Authority Revenue Bonds (Non AMT) Series A (NR/Aa3)
1,375,000	3.800	07/01/25	1,290,713
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa2)
690,000	5.300	07/01/28	710,603

			2,001,316

New Jersey – 1.2%
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
2,000,000	4.750	12/01/23	1,951,840
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	101,554

			2,053,394

New Mexico – 0.3%
Albuquerque NM Apartment Revenue Bonds (Refunding) (AMT) (AMBAC) (A+/Aa3)
500,000	5.375	07/01/13	503,030

New York – 0.3%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008C (A/A2)
150,000	5.500	11/15/18	166,425
New York State Dormitory Authority Revenue Bonds (Consolidated City University System) Series A (AA-/Aa3)
260,000	5.750	07/01/13	272,025

			438,450

North Dakota – 0.9%
North Dakota State Housing Finance Agency Revenue Bonds (Home Mortgage Finance Program) Series A (NR/Aa1)
285,000	4.100	07/01/19	288,355

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota – (continued)
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
$ 550,000	4.400%	07/01/16	$569,646
635,000	4.450	07/01/17	647,814

			1,505,815

Ohio – 2.1%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (A+/NR)
1,250,000	5.000	12/01/16	1,356,662
Ohio State Higher Educational Facility Commission Revenue Bonds (Cleveland Hospital) Clinic Health Series A (AA-/Aa2)
750,000	5.250	01/01/33	748,020
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	454,876
1,000,000	5.000	05/01/18	1,103,400

			3,662,958

Oklahoma – 3.2%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.000	09/01/13	1,035,710
1,000,000	4.850	09/01/18	1,061,280
1,000,000	5.000	09/01/19	1,067,970
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,161,400
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A2)
150,000	5.250	10/01/26	154,326

			5,480,686

Oregon – 0.2%
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
370,000	5.050	07/01/17	377,826

Pennsylvania – 5.1%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	774,465
1,025,000	5.000	10/01/19	1,029,141
1,250,000	5.250	10/01/31	1,134,975
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds (Non AMT) Series 103C (AA+/Aa2)
1,050,000	5.000	10/01/23	1,085,396
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Bonds Series 110B (AA+/Aa2)
2,000,000	4.125	10/01/25	1,913,260
Pennsylvania State Higher Education Facilities Authority Revenue Bonds (University of Scranton) Series 2008 (A/NR)
1,140,000	4.500	05/01/14	1,212,447

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
$ 460,000	5.000%	08/01/20	$449,323
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,350,000	4.750	02/01/25	1,335,150

			8,934,157

Puerto Rico – 0.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
10,000	5.000	07/01/20	10,409

Rhode Island – 0.9%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
460,000	5.125	10/01/30	452,479
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	493,940
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/A3)
180,000	5.700	12/01/12	180,173
205,000	5.800	12/01/14	205,119
125,000	5.900	12/01/15	125,077
Rhode Island State Student Loan Authority Revenue Bonds Series 3 (AMBAC) (AMT) (NR/NR)
190,000	5.750	12/01/13	190,148

			1,646,936

South Carolina – 3.9%
Berkeley County SC School District Installment Lease Revenue Bonds (Securing Assets for Education) (A/A1)
2,500,000	5.250	12/01/24	2,554,775
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	575,635
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	781,074
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
1,000,000	5.000	12/01/22	995,620
1,500,000	5.000	12/01/28	1,440,600
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA+/Aa2)
175,000	5.500	12/01/15	200,659
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA+/Aa3)
255,000	5.500	12/01/15	290,238

			6,838,601

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 0.1%
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage) Series E-1 (AMT) (NR/NR)
$ 185,000	5.150%	05/01/11	$185,000

Tennessee – 0.1%
Tennessee Housing Development Agency Revenue Bonds (Homeownership Program) (AMT) (AA+/Aa1)
220,000	4.250	01/01/14	224,818

Texas – 4.5%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
500,000	5.000	08/01/22	522,680
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
500,000	5.250	09/01/22	525,130
Corpus Christi TX Utility System Revenue Bonds (Refunding) (AGM) (AA+/Aa3)
375,000	5.000	07/15/12	393,862
Dallas Fort Worth TX International Airport Revenue Bonds (Refunding & Improvement) Series A (FGIC) (A+/A1)
130,000	5.750	11/01/15	132,774
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	255,067
590,000	5.000	02/15/24	620,049
Lower Colorado River Authority TX Revenue Bonds (Refunding) (A/A1)
800,000	5.625	05/15/39	823,664
North Texas Tollway Authority Revenue Bonds (Refunding-System First Tier) (A-/A2)
3,000,000	6.000	01/01/34	3,068,100
San Jacinto TX River Authority Special Project Revenue Bonds (The Woodlands Water Supply Systems) Series 2007 (AMBAC) (A+/NR)
330,000	5.250	10/01/21	343,665
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AAA/Aa1)
85,000	4.600	09/01/19	85,434
Texas Woman’s University Financing Systems Revenue Bonds Series 2008 (A/Aa3)
675,000	5.500	07/01/24	743,627
Weslaco TX Independent School District GO Bonds (Maintenance Tax Notes) Series A (NR/A1)
300,000	4.500	02/15/16	326,586

			7,840,638

Utah – 1.6%
Tooele County UT Hazardous Waste Treatment Revenue Bonds (Union Pacific Project) Series A (BBB+/Baa2)
2,000,000	5.700	11/01/26	2,001,480

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Utah – (continued)
Utah Housing Corporation Single Family Mortgage Revenue Bonds (Refunding) Series A (AAA/Aaa)
$ 380,000	3.600%	07/01/15	$380,536
350,000	3.850	07/01/16	351,088

			2,733,104

Vermont – 0.8%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/Baa1)
1,375,000	5.000	12/15/20	1,351,268

Virginia – 0.6%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (BBB/NR)
1,000,000	5.250	07/15/17	1,104,150

Washington – 4.4%
Everett WA Public Facilities District Sales Tax & Interlocal Revenue Bonds Series A (A-/NR)
1,000,000	5.000	12/01/24	1,005,520
FYI Properties WA Lease Revenue Bonds (Washington State District Project) (AA/NR)
1,000,000	5.000	06/01/27	1,021,280
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	172,395
Vancouver WA GO Bonds (Refunding-Limited Tax) (AA/Aa3)
1,160,000	5.125	12/01/35	1,225,099
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (AA/Aa2)
500,000	6.000	10/01/23	547,440
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,000,000	4.375	07/01/18	2,017,660
1,750,000	5.250	07/01/25	1,702,190

			7,691,584

West Virginia – 0.6%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	971,650

Wisconsin – 1.8%
Central Brown County WI Water Authority System Revenue Bonds (AMBAC) (A+/NR)
1,500,000	5.000	12/01/35	1,426,650
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (NATL-RE) (NR/A1)
115,000	5.000	12/01/14	123,628
350,000	5.000	12/01/15	378,466
Plymouth WI Combined Utility Revenue Bonds (XLCA) (NR/A2)
100,000	4.375	05/01/12	103,181

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
$1,000,000	5.000%	08/15/21	$1,060,620

			3,092,545

Wyoming – 0.5%
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	169,642
280,000	4.250	12/01/14	289,086
385,000	4.300	12/01/15	390,097

			848,825

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $170,224,744)			$171,655,793

Short-term Investment(b) – 1.1%
Repurchase Agreement – 1.1%
State Street Bank & Trust Co.
$1,939,000	0.010%	05/02/11	$1,939,000
Maturity Value: $1,939,002
(Cost $1,939,000)

TOTAL INVESTMENTS – 99.9%
(Cost $172,163,744)			$173,594,793

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			249,182

NET ASSETS – 100.0%			$173,843,975

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Repurchase agreement was entered into on April 29, 2011. This agreement was fully collateralized by $1,955,000 U.S. Treasury Note, 1.000%, due 04/30/12 with a market value of $1,979,078.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
CIFG	—Insured by CIFG Assurance North America, Inc.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
VA	—Veterans Administration
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/11	AS OF 10/31/10

Education	15.5%	14.4%
Lease	15.0	19.1
Hospital	14.9	17.2
General Obligations	14.7	12.4
Single Family Housing	9.5	10.6
Transportation	8.8	6.8
General	8.7	9.0
Water/Sewer	2.9	4.6
Student	2.7	3.2
Power	2.2	1.9
Multi Family Housing	2.0	0.0
Industrial Development Revenue	1.1	0.0
Crossover	0.6	0.0
Prerefunded/Escrow to Maturity	0.2	0.1
Short-term Investment	1.1	0.5

TOTAL INVESTMENTS	99.9%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

28	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.4%
Arizona – 2.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$999,930
Arizona School Facilities Board Certificates of Participation (A+/A1)
3,000,000	5.250	09/01/23	3,104,820
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,155,000	5.125	07/01/23	1,215,291
1,215,000	5.150	07/01/24	1,270,368

			6,590,409

California – 1.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/WR)(a)
2,000,000	0.000	07/01/27	692,060
Sacramento County CA Airport System Revenue Bonds (A/A2)
2,000,000	5.000	07/01/27	2,017,420

			2,709,480

Colorado – 0.3%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Series A (FHA) (AAA/Aaa)
650,000	4.350	11/01/19	661,421

Florida – 1.2%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,067,310
Tampa FL Revenue Bonds (Health System-Catholic East) (A/A1)
1,875,000	5.000	11/15/16	2,033,925

			3,101,235

Georgia – 0.4%
Georgia Housing & Finance Authority Revenue Bonds (Single Family Mortgage) (Non AMT) Series A (AAA/NR)
1,000,000	4.500	12/01/25	1,006,160

Idaho – 0.4%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aaa)
895,000	5.250	07/01/29	909,776

Illinois – 1.7%
Grundy Kendall & Will Counties IL Community School District No. 201 GO Bonds (Refunding) Series A (AA/NR)
1,500,000	5.250	10/15/27	1,564,365
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
1,000,000	5.300	01/01/40	935,750
Illinois Finance Authority Revenue Bonds (Refunding-Resurrection Health) (BBB+/Baa1)
1,000,000	5.250	05/15/15	1,038,920

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
$1,000,000	5.500%	08/15/24	$972,390

			4,511,425

Indiana – 1.5%
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
2,000,000	6.860	02/01/29	2,064,580
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	523,685
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,435,000	5.000	07/01/35	1,276,145

			3,864,410

Iowa – 0.8%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series E (GNMA/FNMA) (Go of Authority) (AAA/Aaa)
710,000	5.000	07/01/23	721,388
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series 2011 A (A/NR)
1,245,000	5.250	01/01/30	1,266,788

			1,988,176

Kentucky – 0.2%
Kentucky Housing Corp. Revenue Bonds Series A (FHA) (AAA/Aaa)
445,000	5.750	07/01/39	454,096

Louisiana – 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,597,575
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	6,849,850

			8,447,425

Michigan – 0.4%
River Rouge MI School District GO Bonds (Refunding) (NATL-RE) (FGIC) (AA-/Aa2)
1,000,000	5.000	05/01/19	1,031,330

Missouri – 79.4%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	198,716
230,000	3.000	11/01/18	222,111
210,000	3.000	11/01/19	199,939
225,000	3.625	11/01/22	217,487

The accompanying notes are an integral part of these financial statements.	29

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Arnold MO Certificates of Participation (A+/NR) (continued)
$ 470,000	3.700%	11/01/23	$449,546
225,000	3.800	11/01/24	214,461
480,000	3.875	11/01/25	446,429
250,000	4.000	11/01/26	232,743
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	507,875
500,000	5.250	03/01/29	501,670
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	157,817
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	157,770
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA+/Aa3)
2,000,000	5.250	07/01/20	2,212,640
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,380,268
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,076,980
1,250,000	5.000	03/01/19	1,338,250
Branson MO Reorganized School District No. R-4 GO Bonds School District Direct Deposit Program (AMBAC) (A+/NR)
300,000	5.500	03/01/14	333,417
Bridgeton MO Certificates of Participation (NR/Aa3)
250,000	1.700	08/01/11	250,480
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
500,000	5.250	03/01/17	578,490
1,000,000	5.250	03/01/21	1,077,690
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
215,000	1.600	03/01/13	216,215
215,000	1.900	03/01/14	216,071
220,000	2.250	03/01/15	220,895
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
930,000	5.250	06/01/11	932,939
400,000	5.250	06/01/12	415,364
1,000,000	5.250	06/01/13	1,061,310
1,550,000	5.500	06/01/16	1,620,029
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,118,730
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds (Refunding) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	03/01/18	1,032,850

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series B (AGM) (AA+/Aa3)
$1,000,000	5.000%	03/01/18	$1,033,020
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,370,714
2,435,000	5.000	03/01/28	2,553,828
Clay County MO Reorganized School District No. R-1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.000	03/01/21	748,237
650,000	5.000	03/01/22	696,618
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	845,842
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
400,000	5.000	12/01/12	418,892
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	675,675
1,000,000	4.500	12/01/20	1,027,420
Des Peres MO Certificates of Participation (Refunding) (AA+/NR)
390,000	3.000	08/01/14	402,921
Fenton MO Certificates of Participation (Refunding) (AA-/NR)
565,000	2.000	01/01/13	572,023
Florissant MO Certificates of Participation (FGIC) (NR/A1)
330,000	5.000	08/01/11	333,498
560,000	5.000	08/01/12	589,926
485,000	5.000	08/01/15	500,079
500,000	5.000	08/01/16	513,930
450,000	5.000	08/01/17	460,926
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.000	03/01/19	1,201,446
Fort Zumwalt MO School District GO Bonds Direct Deposit Program (Refunding) Series A (AA+/Aa1)
700,000	5.000	03/01/17	778,582
935,000	5.000	03/01/18	1,034,129
945,000	5.000	03/01/19	1,032,441
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (NR/NR)
610,000	5.875	12/01/30	572,564
1,455,000	6.250	12/01/35	1,342,107
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding) Series C (FGIC) (NR/NR)
395,000	5.000	12/01/15	409,342
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	493,729

30	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/Aa2)
$ 100,000	2.000%	07/01/11	$100,171
425,000	2.500	07/01/15	430,542
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/Aa2)
450,000	2.000	03/01/13	456,151
280,000	2.500	03/01/15	283,368
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	491,710
Hannibal MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Hannibal Regional Hospital) (BBB+/NR)
650,000	3.500	09/01/12	655,694
Harrisonville MO Annual Appropriation Supported Tax Revenue Bonds (Refunding-Harrisonville Towne Center Project) (A+/NR)
1,610,000	4.625	11/01/28	1,487,415
Hickman Mills MO School District No. C-1 Direct Deposit Program GO Bonds (AGM) (AA+/Aa3)
2,300,000	5.000	03/01/19	2,381,834
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	479,620
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/NR)
420,000	4.600	06/01/29	389,840
Independence MO School District (Direct Deposit Program) Series A (AA+/NR)
2,000,000	5.250	03/01/30	2,160,820
1,700,000	5.250	03/01/31	1,826,786
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,537,030
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,342,287
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	551,984
555,000	4.500	12/01/20	572,088
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	527,820
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Refunding & Improvement) Series A (AA/NR)
2,000,000	5.000	03/01/29	2,082,620
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	541,370

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A+/Aa3)
$1,360,000	5.000%	12/01/22	$1,436,364
Jackson County MO Special Obligation Revenue Bonds Series A (NATL-RE) (NR/Aa3)
1,735,000	5.500	12/01/12	1,806,187
Jefferson County MO Consolidated Public Water Supply District No. C-1 Revenue Bonds (AMBAC) (NR/NR)
1,000,000	5.250	12/01/15	1,048,850
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)
290,000	4.000	12/01/20	301,208
435,000	4.000	12/01/21	448,698
425,000	4.000	12/01/22	436,118
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	460,014
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,270,787
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
820,000	5.500	02/15/12	831,013
555,000	5.500	02/15/14	572,827
2,570,000	5.500	02/15/29	2,393,261
1,500,000	5.750	02/15/35	1,384,980
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AA-/A1)
1,000,000	5.000	12/01/15	1,112,460
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,181,855
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,575,000	5.500	04/01/23	1,761,637
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
280,000	6.431	04/01/18	286,972
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	3,423,226
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	492,540
Kansas City MO Special Obligation Tax Allocation (Refunding-Kansas City Project) Series B (AA-/A1)
500,000	3.000	01/01/15	514,335
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	502,220

The accompanying notes are an integral part of these financial statements.	31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds for Kirkwood School District R-7 Project Series B (NATL-RE) (NR/Aa2)
$ 750,000	5.000%	02/15/19	$800,430
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	560,725
545,000	5.000	03/01/22	606,220
500,000	5.000	03/01/23	552,780
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aa2)
1,000,000	5.250	07/01/12	1,006,930
1,135,000	5.250	07/01/15	1,140,062
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aa2)
480,000	5.000	07/01/20	490,829
Mehlville MO School District No. R-9 Certificates of Participation (AGM) (AA+/Aa3)
1,620,000	4.750	03/01/16	1,721,056
850,000	4.750	03/01/17	896,818
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,116,810
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (NATL-RE) (AA-/Aa3)(b)
1,410,000	5.250	12/01/11	1,450,481
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA+/Aa3)
830,000	5.250	03/01/21	916,021
700,000	5.250	03/01/22	769,041
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	10/15/20	1,053,370
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence Parks Facilities Project) Series D (A-/NR)
590,000	4.250	04/01/12	602,797
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Independence-Events Center) Series F (A-/NR)
1,000,000	6.125	04/01/29	1,011,180
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Water System) (Refunding) Series E (A-/NR)
700,000	4.000	11/01/13	735,434
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Eastland Center Project) Series A (A-/NR)
150,000	4.500	04/01/22	150,612

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Hartman Heritage Center Phase II) (AMBAC) (A-/NR)
$ 300,000	5.000%	04/01/13	$309,849
1,070,000	5.000	04/01/19	1,087,655
1,240,000	5.000	04/01/21	1,258,786
Missouri State Development Finance Board Infrastructure Facilities Tax Allocation (Independence-Centerpoint Project) (A-/NR)
935,000	4.750	04/01/28	893,075
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Prerefunded-State Revolving Funds Program) Series B (NR/Aaa)(b)
705,000	5.000	01/01/13	757,812
715,000	5.125	01/01/13	770,034
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	463,208
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,270,509
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series A (NR/Aaa)
185,000	5.125	07/01/11	185,622
435,000	5.200	07/01/12	436,501
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (NR/Aaa)
415,000	5.125	01/01/18	436,455
20,000	5.000	01/01/22	20,790
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.000	05/15/11	150,222
Missouri State Health & Educational Facilities Authority Revenue Bonds (Barnes-Jewish, Inc.) Series A (AA/Aa2)
3,035,000	5.250	05/15/14	3,244,020
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2003 (AA/Aa2)
2,180,000	5.250	05/15/17	2,288,651
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,289,741
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,015,850
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,385,884

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
$ 510,000	5.000%	02/15/14	$525,570
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,019,100
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	943,840
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) (AA-/A1)
1,000,000	5.500	10/01/12	1,059,280
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA+/Aa3)
2,000,000	5.000	11/15/14	2,172,880
1,000,000	5.000	11/15/19	1,082,930
Missouri State Health & Educational Facilities Authority Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.000	11/01/17	509,710
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,050,000	5.000	02/15/17	1,173,060
1,545,000	5.000	02/15/20	1,688,716
120,000	4.750	11/15/37	119,104
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,362,724
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	459,030
3,420,000	4.750	07/01/42	3,146,366
Missouri State Housing Development Commission Revenue Bonds (Single Family Homeowner Loan) Series A-1 (AMT) (FNMA/GNMA) (AAA/NR)
25,000	5.800	09/01/11	25,001
20,000	5.900	09/01/12	20,001
20,000	6.000	09/01/13	20,001
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AAA/NR)
1,030,000	3.950	05/01/21	1,014,941
1,205,000	3.950	11/01/21	1,186,684
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities Project) Series A-1 (AMBAC) (AA+/Aa2)
2,000,000	5.250	08/15/12	2,105,220

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)(b)
$ 300,000	5.250%	08/01/12	$318,429
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,465,723
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (BBB/Baa1)
770,000	5.450	03/01/14	772,194
Neosho MO Reorganized School District No. R-5 GO Bonds (Building-Direct Deposit Program) (AGM) (AA+/Aa3)
1,430,000	5.250	03/01/21	1,579,564
Nixa MO Electric System Revenue Bonds (XLCA) (NR/NR)
1,000,000	4.750	04/01/15	1,042,990
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (AGM) (AA+/Aa3)
1,000,000	5.000	11/15/18	1,033,320
1,000,000	5.000	11/15/19	1,029,170
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,337,950
Northwest Missouri State University Revenue Bonds (Housing System) (NATL-RE) (NR/A3)
2,875,000	5.000	06/01/20	2,965,160
O’ Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.000	02/01/22	1,035,020
O’ Fallon MO Certificates of Participation (NR/Aa3)
2,130,000	5.250	11/01/17	2,347,388
1,000,000	5.250	11/01/18	1,101,980
2,000,000	5.250	11/01/19	2,202,700
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA+/NR)
1,500,000	5.000	03/01/19	1,737,240
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/Aa3)
440,000	5.000	03/01/22	480,058
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (NATL-RE) (NR/Aa2)
2,720,000	5.000	02/01/22	2,889,266
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	485,456
850,000	5.000	12/01/20	933,708
Raytown MO Annual Appropriation-Supported Tax Revenue Bonds (Live Redevelopment Plan Project 1) (A+/NR)
150,000	5.000	12/01/12	155,541
Raytown MO Sewer Revenue Bonds (NR/NR)
100,000	4.625	07/01/24	100,617
100,000	4.700	07/01/27	100,116

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR)
$ 380,000	2.000%	05/01/14	$377,070
175,000	2.500	05/01/15	175,464
150,000	2.650	05/01/16	148,751
125,000	3.000	05/01/17	123,579
150,000	3.150	05/01/18	144,608
150,000	3.300	05/01/19	145,157
250,000	3.500	05/01/20	240,562
300,000	3.750	05/01/21	288,864
325,000	3.875	05/01/22	313,150
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,933,157
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,020,170
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
450,000	5.500	03/01/14	465,525
500,000	5.500	03/01/15	516,645
Sikeston MO Electric Revenue Bonds (Refunding) (BBB/Baa1)
530,000	5.000	06/01/22	531,124
Southeast MO State University Revenue Bonds (Installment Payment Certificates) Series 2002 (XLCA) (NR/NR)
200,000	4.750	04/01/12	200,570
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	563,911
575,000	6.850	03/01/29	601,088
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/A1)
1,000,000	5.000	12/01/18	1,058,110
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	201,742
530,000	4.500	11/01/19	556,140
610,000	4.500	11/01/20	636,498
645,000	4.750	11/01/21	678,443
685,000	4.750	11/01/22	717,305
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	404,962
405,000	4.750	11/01/22	424,100
St. Charles County MO Community College GO Bonds (Refunding) (NATL-RE) (NR/Aa1)
2,585,000	5.000	02/15/17	2,989,449
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,144,991
100,000	5.200	12/01/31	102,903

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation Series B (Refunding) (NR/Baa1)
$ 530,000	5.000%	12/01/12	$555,032
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	659,035
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,196,962
St. Charles MO Certificates of Participation Series B (NR/A1)
1,000,000	5.500	05/01/18	1,031,920
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	106,076
735,000	5.200	06/01/24	772,860
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	486,859
515,000	5.000	11/15/16	506,698
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	419,160
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) (FGIC) (BBB/Baa1)
100,000	5.125	07/01/15	100,168
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA+/Aa3)
2,000,000	5.000	07/01/24	1,980,860
St. Louis MO Airport Revenue Bonds (Refunding-Lambert/St. Louis International Airport) (NATL-RE) (FGIC) (BBB/Baa1)
185,000	5.125	07/01/12	185,389
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	107,461
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-City Justice Center) Series A (AMBAC) (A/NR)
700,000	5.250	02/15/15	713,391
St. Louis MO Municipal Finance Corp. Leasehold Revenue Bonds (Refunding-Civil Courts Building) (A/NR)
1,255,000	3.000	08/01/14	1,284,643
1,345,000	4.000	08/01/14	1,418,585
St. Louis MO Parking Revenue Bonds (Downtown Parking Facilities-Subordinated A) (NR/NR)(b)
835,000	5.500	02/01/12	864,459
St. Louis MO Parking Revenue Bonds (Taxable) Series B (BBB/Baa1)
100,000	5.140	12/15/14	104,963
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,602,835

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
$1,095,000	4.500%	04/01/17	$1,144,461
University of Missouri Revenue Bonds System Facilities (Refunding) Series B (AA+/Aa1)
375,000	5.375	11/01/14	383,006
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	298,233
345,000	3.000	03/01/18	342,043
360,000	3.000	03/01/19	348,527
385,000	3.150	03/01/21	364,237
700,000	3.300	03/01/23	651,889
Warrensburg MO Certificates of Participation (Refunding & Improvement) (A/NR)
225,000	3.000	09/01/12	229,646
Washington MO School District Direct Deposit GO Bonds (Refunding) (AGM) (AA+/Aa3)
1,000,000	5.250	03/01/13	1,082,550
West Plains R-VII School District MO Lease Certificates of Participation Howell County (Refunding-GTD Performance) Series A (A-/NR)
405,000	2.700	04/15/16	398,621
470,000	3.250	04/15/18	454,654
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	718,131

			204,973,173

Nevada – 1.0%
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series E (AGM) (AA+/Aa3)
2,505,000	5.400	07/01/33	2,510,185

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	918,870
St. Mary’s PA Area Water Authority Revenue Bonds (BBB+/NR)
1,000,000	4.750	02/01/25	989,000

			1,907,870

Puerto Rico – 1.0%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (BBB+/A3)
555,000	5.000	07/01/22	562,071
Puerto Rico Public Buildings Authority Revenue Bond (Unrefunded Balance-Government Facilities) Series l (BBB/A3)
2,320,000	5.250	07/01/33	2,110,689

			2,672,760

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – 0.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
$1,035,000	5.000%	12/01/28	$994,014

Texas – 0.3%
Mansfield TX GO Certificates (AA/Aa2)
700,000	5.750	02/15/22	787,101

Washington – 0.9%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
2,500,000	5.250	07/01/25	2,431,700

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $247,042,859)			$251,552,146

Short-term Investment(c) – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co.
$5,478,000	0.010%	05/02/11	$5,478,000
Maturity Value: $5,478,005
(Cost $5,478,000)

TOTAL INVESTMENTS – 99.5%
(Cost $252,520,859)			$257,030,146

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			1,216,148

NET ASSETS – 100.0%			$258,246,294

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Repurchase agreement was entered into on April 29, 2011. This agreement was fully collateralized by $5,520,000 U.S. Treasury Note, 1.000% due 04/30/12 with a market value of $5,587,985.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
CIFG	—Insured by CIFG Assurance North America, Inc.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/11	AS OF 10/31/10

Lease	24.8%	23.5%
General Obligations	23.6	25.0
Hospital	17.3	17.7
General	10.3	9.9
Water/Sewer	5.1	5.7
Education	4.9	4.6
Transportation	4.5	4.9
Single Family Housing	2.3	2.1
Prerefunded/Escrow to Maturity	2.0	1.9
Multi Family Housing	1.4	1.6
Power	0.8	1.3
Crossover	0.4	1.1
Short-term Investment	2.1	0.0

TOTAL INVESTMENTS	99.5%	99.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

36	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 98.9%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$449,969

California – 1.4%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/NR)(a)
670,000	0.000	07/01/27	231,840
Sacramento County CA Airport System Revenue Bonds (A/A2)
500,000	5.000	07/01/27	504,355
San Francisco City & County Airports Commission Revenue Bonds (Refunding Second Series 32G) (NATL-RE) (FGIC) (A/A1)
445,000	5.000	05/01/24	453,255

			1,189,450

Florida – 4.6%
Duval County FL School Board Certificates of Participation (Master Lease Program) Series B (AA-/Aa3)
1,250,000	5.000	07/01/35	1,224,162
Miami-Dade County Aviation Revenue Bonds Series B (A-/A2)
2,000,000	5.000	10/01/41	1,766,880
Port St. Lucie FL Lease Revenue Bonds (Wyndcrest Project-Recovery Zone Facility Bonds) Series B (A/Aa3)
1,000,000	4.500	09/01/24	982,240

			3,973,282

Illinois – 1.0%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (A+/A1)
900,000	5.300	01/01/40	842,175

Indiana – 3.7%
Evansville IN Redevelopment Authority Revenue Bonds Lease Rent Tax Allocation (Build America Bonds-Taxable) Series B (A/Aa3)
1,000,000	6.860	02/01/29	1,032,290
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	889,300
North West Hendricks Multi School Building Corp. Industry (First Mortgage) Series A (AA+/Aa3)
1,300,000	5.000	01/15/31	1,317,940

			3,239,530

Iowa – 0.4%
Iowa Finance Authority Single Family Mortgage Revenue Bonds Series E (GNMA/FNMA) (Go of Authority) (AAA/Aaa)
370,000	5.000	07/01/23	375,935

Kansas – 75.1%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (NR/NR)(b)
1,000,000	4.750	08/01/12	1,053,950

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (BBB+/Baa1)
$ 190,000	4.850%	06/01/31	$176,181
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/NR)
1,000,000	5.250	09/01/24	1,045,860
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
940,000	4.000	09/01/17	1,015,134
235,000	4.000	09/01/18	249,415
Derby KS GO Bonds (Refunding) Series B (AMBAC) (NR/Aa3)
440,000	5.000	12/01/13	448,879
Dodge City KS Unified School District No. 443 Ford County Certificates of Participation (Lease Purchase Agreement) (NR/A2)
400,000	2.000	12/01/11	401,528
1,015,000	2.000	12/01/13	1,006,169
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/A1)
1,450,000	5.000	03/01/12	1,481,407
Douglas County KS GO Bonds (Refunding Sales Tax) Series A (AMBAC) (NR/Aa2)
1,000,000	5.000	08/01/12	1,055,240
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (AGM) (AA+/Aa3)
495,000	5.000	09/01/15	550,787
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.000	04/01/13	783,727
Johnson County KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,000,000	5.000	09/01/21	1,049,650
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
500,000	4.000	09/01/20	536,600
Johnson County KS Unified School District No 229 GO Bonds Series A (AA/Aaa)
945,000	4.000	10/01/23	996,758
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/NR)
500,000	6.000	10/01/16	596,935
1,770,000	5.000	10/01/18	1,900,467
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	987,632
975,000	5.000	10/01/23	1,035,596
Johnson County KS Unified School District No. 232 GO Bonds (Refunding & Improvement) (NR/Aa3)
200,000	5.000	03/01/15	221,516
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA) (GTD) (AAA/Aaa)
275,000	5.000	12/01/19	285,376

The accompanying notes are an integral part of these financial statements.	37

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
$ 750,000	5.000%	05/15/35	$658,928
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,083,440
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	819,224
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
1,270,000	5.250	05/01/13	1,273,886
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	503,480
1,425,000	5.250	07/01/31	1,441,573
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750	06/01/25	1,403,531
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000	04/01/24	1,193,711
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (NATL-RE) (AA/Baa1)
400,000	5.000	02/01/12	400,928
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority) Series D (NATL-RE) (AA/Baa1)
400,000	5.000	05/01/12	401,328
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
2,000,000	5.000	11/01/27	2,095,820
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series J (Unrefunded Balance) (AMBAC) (AA/NR)
1,600,000	5.000	08/01/17	1,688,768
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250	11/01/22	1,108,790
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series W (ETM) (NATL-RE) (AA/NR)
20,000	4.000	10/01/11	20,302
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(b)
705,000	5.500	04/01/12	738,755
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-DW) (AAA/Aaa)(b)
1,500,000	6.000	04/01/13	1,657,695

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (A+/NR)
$ 600,000	5.000%	06/01/13	$622,632
630,000	5.000	06/01/14	651,496
300,000	5.000	06/01/16	308,094
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA/Aa3)
1,750,000	5.250	01/01/25	1,832,915
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,192,273
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000	06/01/17	1,094,637
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	334,379
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/A2)
1,000,000	5.375	07/01/14	1,049,450
455,000	5.375	07/01/15	476,139
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,625,191
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250	09/01/27	1,181,169
315,000	5.250	09/01/29	331,456
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (BBB/Baa1)
150,000	5.000	09/01/20	160,881
Lyons KS Public Building Commission Revenue Bonds (A/NR)
315,000	5.000	10/01/23	339,831
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding and Improvement) (NATL-RE) (BBB/Baa1)
1,650,000	5.000	09/01/17	1,828,365
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,239,633
Pittsburg KS GO Bonds (Refunding) (AGM) (NR/Aa3)
210,000	5.500	09/01/11	213,173
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500	09/01/22	520,345
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NR/Aa3)
400,000	5.500	09/01/15	453,808

38	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Saline County KS Unified School District No. 305 Salina GO Bonds (AGM) (NR/Aa2)
$ 100,000	5.500%	09/01/16	$101,491
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (AGM) (NR/Aa2)
70,000	5.500	09/01/16	70,734
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (BBB/NR)
680,000	5.250	09/01/14	711,294
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,109,010
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA+/NR)
1,500,000	5.000	11/01/32	1,506,585
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Morgage Backed Securities Program) Series B-3 (FHLMC/FNMA/GNMA) (NR/Aaa)
850,000	5.250	12/01/38	869,941
Shawnee County KS GO Bonds (Refunding & Improvement) (NR/Aa2)
500,000	3.000	09/01/11	504,200
360,000	3.000	09/01/12	371,628
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa2)(b)
500,000	5.000	02/01/12	517,510
Topeka KS GO Bonds (Refunding) Series B (NR/Aa2)
1,360,000	2.500	08/15/19	1,323,117
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
535,000	5.000	06/01/16	614,030
1,000,000	5.000	06/01/23	1,111,580
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa1)
300,000	5.000	06/01/23	333,474
475,000	5.000	06/01/24	523,892
Wichita KS Water & Sewer Utility Revenue Bonds Series 2003 (FGIC) (BBB/Aa2)
1,000,000	5.000	10/01/19	1,053,020
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,088,280
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement) Series A (FGIC) (NR/A1)
1,595,000	5.000	09/01/21	1,682,310
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Unrefunded Balance) Series 2000 A (AGM) (NR/Aa3)
85,000	6.375	09/01/11	86,567

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
$1,405,000	4.000%	09/01/20	$1,555,869
Wyandotte County KS Unified School District No. 202 GO Bonds (Refunding) Series A (AMBAC) (A+/NR)
1,000,000	5.250	09/01/17	1,155,490
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (AGM) (AA+/Aa2)
160,000	5.000	09/01/12	169,870

			65,284,725

Louisiana – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	1,957,100

Massachusetts – 0.5%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
480,000	5.300	01/01/30	474,365

Ohio – 1.6%
Ohio State Higher Educational Facility Revenue Bonds (Kenyon College Project) (A+/A1)
1,500,000	5.000	07/01/41	1,360,770

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	555,916

Puerto Rico – 5.9%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (BBB/A3)
475,000	5.500	07/01/16	511,323
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA+/Aa3)
425,000	5.500	07/01/15	465,707
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/A2)
500,000	6.250	07/01/13	537,935
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds (Unrefunded Balance) Series G (FGIC) (BBB/A3)
345,000	5.250	07/01/21	346,232
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB+/A3)
1,275,000	5.000	07/01/21	1,303,126
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB+/A3)
1,000,000	5.250	07/01/21	1,036,720

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2011 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Public Buildings Authority Revenue Bonds (Unrefunded Balance - Government Facilities) Series l (BBB/A3)
$1,000,000	5.250%	07/01/33	$909,780

			5,110,823

South Carolina – 0.6%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (CIFG) (BBB+/NR)
500,000	5.000	12/01/28	480,200

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A3)
750,000	5.250	07/01/25	729,510

TOTAL INVESTMENTS – 98.9%
(Cost $84,682,607)			$86,023,750

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			912,889

NET ASSETS – 100.0%			$86,936,639

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	—Arkansas Development Finance Authority
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CIFG	—Insured by CIFG Assurance North America, Inc.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

PORTFOLIO COMPOSITION

Sector Allocation	AS OF 4/30/11	AS OF 10/31/10

General Obligations	34.8%	39.1%
Education	14.1	8.2
Lease	13.4	13.7
Hospital	11.3	16.1
General	7.6	3.3
Prerefunded/Escrow to Maturity	5.1	4.9
Transportation	3.6	3.3
Water/Sewer	3.1	4.0
Power	2.7	4.3
Single Family Housing	1.4	1.9
Crossover	1.2	0.0
Student	0.6	0.0
Short-term Investment	0.0	0.9

TOTAL INVESTMENTS	98.9%	99.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments in securities, at value (identified cost $116,412,910, $52,528,975, $51,195,051, $597,135,695, $117,037,716, $172,163,744, $252,520,859 and $84,682,607, respectively)	$137,576,267	$57,291,307	$70,186,520
Cash	616	—	919
Receivables:
Interest and dividends	55,982	102,031	19,698
Fund shares sold	75,856	73,463	1,046
Reimbursement from adviser	1,227	—	—
Other assets	12,182	5,098	6,192
Total Assets	137,722,130	57,471,899	70,214,375

Liabilities:
Due to custodian	—	—	—
Payables:
Investment securities purchased	—	—	—
Income distributions	—	—	—
Fund shares redeemed	2,200	33,919	41,987
Advisory fees	83,096	13,910	42,577
Deferred trustee fees	46,862	29,837	20,209
Administration fees	16,619	6,867	8,515
Accrued expenses	66,976	39,910	55,775
Total Liabilities	215,753	124,443	169,063

Net Assets:
Paid-in capital	120,336,821	63,125,574	50,367,106
Accumulated undistributed (distributions in excess of) net investment income (loss)	588,868	72,677	(66,083)
Accumulated net realized gain (loss) from investment transactions	(4,582,669)	(10,613,127)	752,820
Net unrealized gain on investments	21,163,357	4,762,332	18,991,469
Net Assets	$137,506,377	$57,347,456	$70,045,312

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	4,913,619	2,569,389	1,879,054
Net asset value (net assets/shares outstanding)	$27.98	$22.32	$37.28

42	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$640,764,265	$121,307,972	$173,594,793	$257,030,146	$86,023,750
109,694	—	230	532	—

5,831,749	730,913	2,358,867	3,363,230	1,056,717
1,651,227	311,604	237,398	998,383	265,008
—	22,291	18,253	33,655	14,052
59,050	11,636	16,310	23,681	7,928
648,415,985	122,384,416	176,225,851	261,449,627	87,367,455

—	—	—	—	89,144

4,008,472	320,081	—	2,239,032	—
1,953,262	212,308	552,953	671,688	223,908
221,252	181,168	1,620,618	32,600	2,089
260,972	50,075	70,980	104,636	35,215
154,076	42,184	44,242	48,414	19,390
78,291	15,023	21,294	31,391	10,565
168,109	62,677	71,789	75,572	50,505
6,844,434	883,516	2,381,876	3,203,333	430,816

605,168,130	131,627,566	171,937,866	253,177,418	85,489,544
(2,091,717)	(1,004,626)	128,287	(80,581)	(65,102)
(5,133,432)	(13,392,296)	346,773	640,170	171,054
43,628,570	4,270,256	1,431,049	4,509,287	1,341,143
$641,571,551	$121,500,900	$173,843,975	$258,246,294	$86,936,639

31,918,583	6,664,942	9,299,275	13,442,145	4,638,760
$20.10	$18.23	$18.69	$19.21	$18.74

The accompanying notes are an integral part of these financial statements.	43

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2011 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$—	$—	$—
Dividends	1,003,519	691,785	338,731
Total Investment Income	1,003,519	691,785	338,731

Expenses:
Advisory fees	480,028	153,909	238,633
Administration fees	96,006	38,933	47,727
Shareowner servicing fees	68,329	14,221	26,720
Transfer Agent fees	39,910	21,832	27,175
Professional fees	20,467	13,191	14,048
Custody and accounting fees	11,306	15,589	12,628
Registration fees	10,838	10,523	10,261
Trustee fees	6,783	2,531	3,345
Printing and mailing fees	4,659	2,801	2,978
Other	8,991	5,076	5,040
Total Expenses	747,317	278,606	388,555
Less — expense reimbursements	(24,075)	(12,429)	—
Net Expenses	723,242	266,177	388,555
Net Investment Income (Loss)	280,277	425,608	(49,824)

Realized and unrealized gain (loss) from investment transactions:
Net realized gain from investment transactions	6,027,253	8,297,572	2,464,810
Net change in unrealized gain (loss) on investments	10,141,837	387,375	8,558,288
Net realized and unrealized gain (loss) from investment transactions	16,169,090	8,684,947	11,023,098
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,449,367	$9,110,555	$10,973,274

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$17,521,752	$1,719,008	$3,993,091	$5,475,635	$1,773,638
134,340	—	—	—	—
17,656,092	1,719,008	3,993,091	5,475,635	1,773,638

1,572,585	309,597	438,000	629,649	207,120
471,775	92,880	131,400	188,895	62,136
236,733	46,200	55,367	91,757	28,407
45,313	23,915	17,402	27,809	16,963
67,986	19,317	23,791	30,087	15,645
56,830	22,086	29,015	36,786	17,165
12,364	10,846	9,805	5,991	9,270
32,914	6,762	9,490	13,593	4,484
26,665	6,255	7,971	10,546	3,515
39,702	9,565	13,447	17,729	6,908
2,562,867	547,423	735,688	1,052,842	371,613
—	(126,412)	(122,491)	(171,345)	(81,649)
2,562,867	421,011	613,197	881,497	289,964
15,093,225	1,297,997	3,379,894	4,594,138	1,483,674

1,375,411	48,001	347,013	640,716	171,144
(9,403,646)	(1,277,216)	(5,954,052)	(6,749,910)	(2,001,373)
(8,028,235)	(1,229,215)	(5,607,039)	(6,109,194)	(1,830,229)
$7,064,990	$68,782	$(2,227,145)	$(1,515,056)	$(346,555)

The accompanying notes are an integral part of these financial statements.	45

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2011 (Unaudited)	For the Fiscal Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (Unaudited)	For the Fiscal Year Ended October 31, 2010
From Operations:
Net investment income (loss)	$280,277	$927,619	$425,608	$773,238
Net realized gain (loss) from investment transactions	6,027,253	5,759,676	8,297,572	(1,025,763)
Net change in unrealized gain (loss) on investments	10,141,837	11,679,609	387,375	8,277,144
Net increase in net assets resulting from operations	16,449,367	18,366,904	9,110,555	8,024,619

Distributions to Shareholders:
From net investment income	(599,910)	(550,888)	(374,856)	(790,500)

From Share Transactions:
Proceeds from sales of shares	14,311,496	14,117,639	6,194,111	10,092,891
Reinvestment of distributions	243,853	231,828	77,581	159,149
Cost of shares redeemed	(12,465,467)	(23,120,014)	(7,591,554)	(31,176,821)
Net increase (decrease) in net assets resulting from share transactions	2,089,882	(8,770,547)	(1,319,862)	(20,924,781)
TOTAL INCREASE (DECREASE)	17,939,339	9,045,469	7,415,837	(13,690,662)

Net Assets:
Beginning of period	119,567,038	110,521,569	49,931,619	63,622,281
End of period	$137,506,377	$119,567,038	$57,347,456	$49,931,619
Accumulated undistributed (distributions in excess of) net investment income	$588,868	$908,501	$72,677	$21,925

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2011 (Unaudited)	For the Fiscal Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (Unaudited)	For the Fiscal Year Ended October 31, 2010

$(49,824)	$(122,286)	$15,093,225	$28,995,274
2,464,810	3,655,511	1,375,411	4,360,130
8,558,288	9,862,640	(9,403,646)	33,158,157
10,973,274	13,395,865	7,064,990	66,513,561

—	(73,820)	(14,993,557)	(29,868,886)

10,477,610	3,943,245	74,531,765	139,473,917
—	17,725	2,943,887	5,321,497
(4,785,755)	(12,674,320)	(76,670,312)	(103,304,905)
5,691,855	(8,713,350)	805,340	41,490,509
16,665,129	4,608,695	(7,123,227)	78,135,184

53,380,183	48,771,488	648,694,778	570,559,594
$70,045,312	$53,380,183	$641,571,551	$648,694,778
$(66,083)	$(16,259)	$(2,091,717)	$(2,191,385)

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2011 (Unaudited)	For the Fiscal Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (Unaudited)	For the Fiscal Year Ended October 31, 2010
From Operations:
Net investment income	$1,297,997	$3,167,816	$3,379,894	$6,281,136
Net realized gain from investment transactions	48,001	61,822	347,013	2,425,189
Net change in unrealized gain (loss) on investments	(1,277,216)	2,783,401	(5,954,052)	4,152,801
Net increase (decrease) in net assets from operations	68,782	6,013,039	(2,227,145)	12,859,126

Distributions to Shareholders:
From net investment income	(1,819,822)	(3,849,938)	(3,391,450)	(6,266,632)
From net realized gains	—	—	(2,394,933)	(422,586)
Total distributions to shareholders	(1,819,822)	(3,849,938)	(5,786,383)	(6,689,218)

From Share Transactions:
Proceeds from sales of shares	18,899,084	64,398,029	16,374,672	46,150,365
Reinvestment of distributions	571,713	1,160,258	536,769	222,529
Cost of shares redeemed	(29,241,142)	(40,679,699)	(26,951,287)	(24,523,400)
Net increase (decrease) in net assets resulting from share transactions	(9,770,345)	24,878,588	(10,039,846)	21,849,494
TOTAL INCREASE (DECREASE)	(11,521,385)	27,041,689	(18,053,374)	28,019,402

Net Assets:
Beginning of period	133,022,285	105,980,596	191,897,349	163,877,947
End of period	$121,500,900	$133,022,285	$173,843,975	$191,897,349
Accumulated undistributed (distributions in excess of) net investment income	$(1,004,626)	$(482,801)	$128,287	$139,843

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2011 (Unaudited)	For the Fiscal Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (Unaudited)	For the Fiscal Year Ended October 31, 2010

$4,594,138	$8,420,634	$1,483,674	$2,646,896
640,716	507,154	171,144	654,148
(6,749,910)	4,912,633	(2,001,373)	727,425
(1,515,056)	13,840,421	(346,555)	4,028,469

(4,584,144)	(8,414,142)	(1,484,513)	(2,647,292)
(521,922)	(336,038)	(653,556)	(242,550)
(5,106,066)	(8,750,180)	(2,138,069)	(2,889,842)

34,554,702	80,752,601	13,050,603	21,235,888
657,246	913,400	335,278	303,525
(36,142,532)	(50,644,920)	(8,031,547)	(14,488,676)
(930,584)	31,021,081	5,354,334	7,050,737
(7,551,706)	36,111,322	2,869,710	8,189,364

265,798,000	229,686,678	84,066,929	75,877,565
$258,246,294	$265,798,000	$86,936,639	$84,066,929
$(80,581)	$(90,575)	$(65,102)	$(64,263)

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2011	$24.73	$0.06	(c)	$3.31	$3.37	$(0.12)	$—	$(0.12)
For the Fiscal Years Ended October 31,
2010	21.24	0.19	(c)	3.41	3.60	(0.11)	—	(0.11)
2009(e)	18.44	0.10		2.75	2.85	(0.05)	—	(0.05)
2008	29.11	0.05		(10.39)	(10.34)	(0.04)	(0.29)	(0.33)
2007	25.56	0.04		3.55	3.59	(0.04)	—	(0.04)
2006(f)	22.56	0.04		3.08	3.12	(0.12)	—	(0.12)

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2011	$18.91	$0.17		$3.39	$3.56	$(0.15)	$—	$(0.15)
For the Fiscal Years Ended October 31,
2010	16.81	0.22		2.10	2.32	(0.22)	—	(0.22)
2009(e)	16.31	0.30		0.50	0.80	(0.30)	—	(0.30)
2008	29.02	0.39		(9.84)	(9.45)	(0.39)	(2.87)	(3.26)
2007	29.53	0.36		1.90	2.26	(0.36)	(2.41)	(2.77)
2006(f)	24.96	0.35		4.66	5.01	(0.34)	(0.10)	(0.44)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from a special dividend which amounted to $0.02 and $0.13 per share and 0.16% and 0.56% of average net assets for the six months ended April 30, 2011 and the fiscal year ended October 31, 2010.

(d)	Annualized.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(f)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$27.98	13.68%	$137,506	1.13	%(d)	1.17	%(d)	0.44	%(c)(d)	26%

24.73	16.98	119,567	1.13		1.24		0.82	(c)	46
21.24	15.55	110,522	1.13		1.20		0.52		39
18.44	(35.82)	111,319	1.11		1.11		0.18		43
29.11	14.04	223,441	1.13		1.14		0.15		70
25.56	13.86	173,813	1.13		1.18		0.16		47

$22.32	18.88%	$57,347	1.03	%(d)	1.07	%(d)	1.64	%(d)	66%

18.91	13.88	49,932	1.20		1.26		1.24		47
16.81	5.19	63,622	1.20		1.22		1.98		61
16.31	(36.04)	64,726	1.14		1.14		1.74		45
29.02	8.11	141,455	1.13		1.13		1.25		55
29.53	20.29	120,685	1.18		1.18		1.28		49

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2011	$31.24	$(0.03	)(c)	$6.07	$6.04	$—	$—	$—
For the Fiscal Years Ended October 31,
2010	24.06	(0.07)		7.29	7.22	(0.04)	—	(0.04)
2009(e)	21.13	0.02		3.81	3.83	(0.01)	(0.89)	(0.90)
2008	37.60	0.01		(13.72)	(13.71)	—	(2.76)	(2.76)
2007	33.61	(0.11)		4.14	4.03	—	(0.04)	(0.04)
2006(f)	28.45	(0.11)		5.27	5.16	—	—	—

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2011	$20.35	$0.48		$(0.26)	$0.22	$(0.47)	$—	$(0.47)
For the Fiscal Years Ended October 31,
2010	19.17	0.93		1.21	2.14	(0.96)	—	(0.96)
2009(e)	17.29	0.96		1.91	2.87	(0.99)	—	(0.99)
2008	18.39	0.85		(1.07)	(0.22)	(0.88)	—	(0.88)
2007	18.12	0.82		0.31 (g)	1.13	(0.86)	—	(0.86)
2006(f)	18.12	0.78		0.06	0.84	(0.84)	—	(0.84)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.04 per share and 0.21% of average net assets.

(d)	Annualized.

(e)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(f)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.
(g)	Reflects an increase of $0.19 per share and 1.06% of average net assets due in payments received for class action settlements received.

(h)	Total return reflects the impact of payments received for class action settlements received. Excluding such payments, the total return would have been 5.31%.

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$37.28	19.33%	$70,045	1.22	%(d)	1.22	%(d)	(0.16	)%(c)(d)	17%

31.24	30.08	53,380	1.33		1.33		(0.24)		45
24.06	19.76	48,771	1.33		1.33		0.12		58
21.13	(39.07)	40,444	1.21		1.21		0.02		57
37.60	12.01	100,357	1.18		1.18		(0.32)		65
33.61	18.14	91,874	1.22		1.22		(0.35)		64

$20.10	1.13%	$641,572	0.81	%(d)	0.81	%(d)	4.80	%(d)	15%

20.35	11.46	648,695	0.83		0.83		4.75		26
19.17	17.00	570,560	0.81		0.81		5.23		22
17.29	(1.37)	495,168	0.79		0.79		4.62		9
18.39	6.37 (h)	537,430	0.82		0.82		4.50		23
18.12	4.76	548,713	0.85		0.85		4.35		38

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2011	$18.48	$0.19	$(0.17)	$0.02	$(0.27)	$—	$(0.27)
For the Fiscal Years Ended October 31,
2010	18.16	0.48	0.42	0.90	(0.58)	—	(0.58)
2009(d)	17.53	0.56	0.79	1.35	(0.72)	—	(0.72)
2008	17.65	0.66	(0.03)	0.63	(0.75)	—	(0.75)
2007	17.56	0.69	0.16	0.85	(0.76)	—	(0.76)
2006(e)	17.57	0.61	0.11	0.72	(0.73)	—	(0.73)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2011	$19.50	$0.36	$(0.57)	$(0.21)	$(0.36)	$(0.24)	$(0.60)
For the Fiscal Years Ended October 31,
2010	18.84	0.67	0.71	1.38	(0.67)	(0.05)	(0.72)
2009(d)	17.82	0.70	1.20	1.90	(0.70)	(0.18)	(0.88)
2008	18.83	0.70	(0.96)	(0.26)	(0.70)	(0.05)	(0.75)
2007	19.07	0.71	(0.19)	0.52	(0.71)	(0.05)	(0.76)
2006(e)	19.05	0.72	0.13	0.85	(0.73)	(0.10)	(0.83)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.23	0.10%	$121,501	0.68	%(c)	0.88	%(c)	2.10	%(c)	9%

18.48	5.04	133,022	0.68		0.89		2.60		28
18.16	7.85	105,981	0.68		0.93		3.14		25
17.53	3.60	78,455	0.68		0.90		3.68		30
17.65	4.97	87,511	0.68		0.90		3.91		15
17.56	4.21	129,940	0.68		0.89		3.49		28

$18.69	(1.03)%	$173,844	0.70	%(c)	0.84	%(c)	3.86	%(c)	22%

19.50	7.43	191,897	0.70		0.86		3.49		46
18.84	10.89	163,878	0.70		0.85		3.77		27
17.82	(1.47)	136,575	0.70		0.82		3.76		45
18.83	2.81	145,265	0.70		0.83		3.78		42
19.07	4.57	154,304	0.70		0.88		3.80		42

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2011	$19.70	$0.35	$(0.46)	$(0.11)	$(0.34)	$(0.04)	$(0.38)
For the Fiscal Years Ended October 31,
2010	19.30	0.66	0.43	1.09	(0.66)	(0.03)	(0.69)
2009(d)	18.27	0.67	1.05	1.72	(0.67)	(0.02)	(0.69)
2008	19.01	0.69	(0.66)	0.03	(0.69)	(0.08)	(0.77)
2007	19.22	0.71	(0.19)	0.52	(0.71)	(0.02)	(0.73)
2006(e)	19.19	0.74	0.10	0.84	(0.75)	(0.06)	(0.81)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2011	$19.32	$0.33	$(0.43)	$(0.10)	$(0.33)	$(0.15)	$(0.48)
For the Fiscal Years Ended October 31,
2010	19.05	0.63	0.33	0.96	(0.63)	(0.06)	(0.69)
2009(d)	17.90	0.63	1.20	1.83	(0.64)	(0.04)	(0.68)
2008	18.58	0.64	(0.63)	0.01	(0.64)	(0.05)	(0.69)
2007	18.78	0.66	(0.14)	0.52	(0.66)	(0.06)	(0.72)
2006(e)	18.75	0.70	0.08	0.78	(0.70)	(0.05)	(0.75)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	On February 10, 2009, all outstanding Institutional Shares were redesignated as Shares.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.21	(0.51)%	$258,246	0.70	%(c)	0.84	%(c)	3.65	%(c)	8%

19.70	5.72	265,798	0.70		0.84		3.37		19
19.30	9.54	229,687	0.70		0.83		3.50		10
18.27	0.10	169,838	0.70		0.81		3.63		7
19.01	2.77	148,824	0.68		0.82		3.74		21
19.22	4.48	159,628	0.65		0.88		3.87		15

$18.74	(0.49)%	$86,937	0.70	%(c)	0.90	%(c)	3.58	%(c)	12%

19.32	5.15	84,067	0.70		0.94		3.31		23
19.05	10.33	75,878	0.70		0.93		3.38		16
17.90	0.01	68,986	0.70		0.90		3.46		13
18.58	2.82	69,270	0.68		0.92		3.55		18
18.78	4.28	69,075	0.65		0.98		3.75		33

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2011 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) are a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank (“Commerce Bank”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Board of Trustees.

B.  Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Certain mortgage security paydown gains and losses are included in interest income in the accompanying Statements of Operations. Market discounts, original issue discount and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

In addition, distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors.

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Code, applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2011 (Unaudited)

3. FAIR VALUE OF INVESTMENTS (continued)

to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of April 30, 2011:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$135,067,267	$—	$—
Short-term Investment	—	2,509,000	—
Total	$135,067,267	$2,509,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$55,634,307	$—	$—
Short-term Investment	—	1,657,000	—
Total	$55,634,307	$1,657,000	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$69,848,520	$—	$—
Short-term Investment	—	338,000	—
Total	$69,848,520	$338,000	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$57,298,249	$—
Taxable Municipal Bond Obligations	—	78,971,745	—
Mortgage-Backed Obligations	—	200,730,166	—
Corporate Obligations	—	175,437,938	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	15,322,877	91,569,828	—
Government Guarantee Obligations	—	3,062,910	—
Investment Company	4,776,552	—	—
Short-term Investment	—	13,594,000	—
Total	$20,099,429	$620,664,836	$—

COMMERCE FUNDS

3. FAIR VALUE OF INVESTMENTS (continued)

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$1,934,729	$—
Mortgage-Backed Obligations	—	32,848,886	—
Government Guarantee Obligations	—	7,544,032	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	15,945,374	62,209,951	—
Short-term Investment	—	825,000	—
Total	$15,945,374	$105,362,598	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$171,655,793	$—
Short-term Investment	—	1,939,000	—
Total	$—	$173,594,793	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$251,552,146	$—
Short-term Investment	—	5,478,000	—
Total	$—	$257,030,146	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$86,023,750	$—

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual annual rate is 0.75% for the Growth and MidCap Growth Funds and 0.50% for the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. Effective March 1, 2011, the Adviser entered into a Fee Reduction Agreement to reduce the Value Fund’s contractual advisory fee annual rate from 0.75% to 0.30%. The effective advisory fee for the Value Fund for the six months ended April 30, 2011 was 0.59%.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2011 (Unaudited)

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any custody expense reductions for all Funds (other than the Mid Cap Growth Fund)) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70% (effective March 1, 2011), 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. Prior to March 1, 2011, the Adviser had contractually agreed to waive fees and/or reimburse expenses to 1.20% for the value Fund. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Such expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months ended April 30, 2011.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2011, Commerce Bank has received $359,487 in shareowner servicing fees.

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued quarterly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2011, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$33,376,515	$—	$33,490,304
Value	—	34,056,872	—	36,717,164
MidCap Growth	—	16,198,805	—	10,573,444
Bond	23,792,820	69,945,924	40,038,298	57,291,213
Short-Term Government	6,516,311	5,009,347	12,503,495	4,232,801
National Tax-Free Intermediate Bond	—	38,070,392	—	51,076,199
Missouri Tax-Free Intermediate Bond	—	19,950,965	—	25,763,617
Kansas Tax-Free Intermediate Bond	—	14,481,252	—	9,488,398

COMMERCE FUNDS

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, October 31, 2010, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Capital loss carryforward:(1)
Expiring 2012	$—	$—	$—	$(2,391,657)
Expiring 2013	—	—	—	(540,238)
Expiring 2014	—	—	—	(3,576,948)
Expiring 2016	—	(4,798,672)	—	—
Expiring 2017	(10,176,163)	(11,694,039)	(1,701,305)	—
Expiring 2018	—	(1,344,255)	—	—
Total capital loss carryforward:	$(10,176,163)	$(17,836,966)	$(1,701,305)	$(6,508,843)
Timing differences (income distributions, deferred compensation)	$(26,881)	$(21,976)	$(16,259)	$(2,215,335)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:(1)
Expiring 2011	$(2,174,462)	$—	$—	$—
Expiring 2012	(3,771,248)	—	—	—
Expiring 2013	(2,538,488)	—	—	—
Expiring 2014	(2,653,199)	—	—	—
Expiring 2015	(1,094,544)	—	—	—
Expiring 2016	(347,228)	—	—	—
Expiring 2017	(400,692)	—	—	—
Expiring 2018	(460,436)	—	—	—
Total capital loss carryforward:	$(13,440,297)	$—	$—	$—
Timing differences (income distributions, deferred compensation)	$(237,078)	$(562,085)	$(707,836)	$(224,933)

(1)	Expiration occurs on October 31 of the year indicated.

As of April 30, 2011, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$116,407,865	$53,602,707	$51,205,736	$598,927,732
Gross unrealized gain	25,655,978	5,296,819	19,422,593	50,121,797
Gross unrealized loss	(4,487,576)	(1,608,219)	(441,809)	(8,285,264)
Net unrealized security gain	$21,168,402	$3,688,600	$18,980,784	$41,836,533

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2011 (Unaudited)

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$117,795,618	$172,137,254	$252,511,414	$84,680,094
Gross unrealized gain	4,496,948	3,478,253	6,739,602	2,156,863
Gross unrealized loss	(984,594)	(2,020,714)	(2,220,870)	(813,207)
Net unrealized security gain	$3,512,354	$1,457,539	$4,518,732	$1,343,656

The difference between GAAP-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, differences in the tax treatment of market discount accretion and premium amortization.

GSAM and Commerce have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

7. OTHER RISKS

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Portfolio Concentrations — As a result of the Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth Fund may be concentrated in securities of technology companies. The Mid-Cap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies. At times, securities of technology companies may experience significant price fluctuations.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage and asset-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if

COMMERCE FUNDS

7. OTHER RISKS (continued)

necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreement (“Advisory Agreement”) with the Adviser (also referred to as “Commerce”) for the Funds.

The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “non-interested Trustees”), on November 18, 2010 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Lipper; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers; (v) the scope and depth of the Adviser’s resources and their ability to attract and retain portfolio management investment talent; (vi) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with that of other publicly reported profitability information of other advisers; (vii) the fall out benefits received by the Adviser and its affiliates from their relationships with the Funds; (viii) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”) was performing services similar to those performed for the Funds; and (ix) potential economies of scale.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2011 (Unaudited)

9. OTHER MATTERS (continued)

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, quality and extent of services – The Trustees reviewed the nature, quality and extent of services of the Adviser to the Funds, taking into account the investment objectives and strategies of each Fund and knowledge gained from meetings with management, which were held on at least a quarterly basis. The Trustees also considered the available resources and key investment personnel of the Adviser and their experience and length of service to the Funds. The Trustees also discussed the Adviser’s reports to the Board, compliance record and effectiveness of oversight over the Funds’ other service providers, communications and support services to shareholders, service as the Funds’ co-administrator, adherence to investment policies, execution of portfolio transactions and selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had invested in the Funds and provided a seasoned and experienced portfolio management and compliance staff. Moreover, they considered that the Adviser had a highly disciplined money management and research and analytic process and was able to attract and retain high quality personnel. The Trustees also considered that the Adviser had provided clear, concise reports to the Board and updated the Trustees frequently on issues of current interest. They concluded that the Adviser had an excellent compliance record and had provided strong oversight over the other service providers to the Funds. Finally, the Trustees considered that the Adviser and its affiliates had other client relationships with most of the shareholders and provided them with other services through these relationships. The Trustees concluded that the Funds would therefore benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered both the short-term and long-term performance of the Funds. They reviewed and discussed the Lipper information presented, which compared each Fund’s performance with performance of comparable funds and peer groups identified by Lipper. They asked a number of questions with respect to how the Lipper peer groups were constructed, all of which were addressed by the co-administrators and Adviser. The Trustees also considered performance versus each Fund’s benchmark. The Trustees determined that the Fixed Income Funds were generally competitive with their Lipper peers for the one- and three-year periods, with all Fixed Income Funds being in or near to the first quartile of their Lipper peers for the three-year period. The Trustees considered that this outperformance was particularly significant given that the Fixed Income Funds generally take on less risk than other similar competing funds. The Trustees also considered performance versus the Funds’ benchmarks, noting that the Bond Fund outperformed is benchmark for the one- and three-year time periods, the Short-Term Government and National Intermediate Bond Fund had more mixed performance versus their benchmarks and the other Tax-Free Funds had under performed their benchmarks. The Trustees considered, however, that the Missouri and Kansas Tax-Free Intermediate Bond Funds tracked benchmarks that were not necessarily reflective of their concentrated state holdings.

The Trustees also considered the Equity Funds’ performance. They concluded that the Growth and Mid-Cap Growth Funds had generally competitive performance with their Lipper peers for the one- and three-year time periods. They concluded that the Value Fund had under performed during these same periods but that the Adviser was considering and discussing with the Trustees changes in order to improve performance of the Fund. The Trustees also considered performance versus the Funds’ benchmarks, noting that the Growth and Value Funds had under performed their benchmarks for the one- and three-year periods, while the Mid-Cap Growth Fund had outperformed its benchmark for the same periods.

The Trustees also reviewed and evaluated information prepared by Lipper that compared each Fund’s performance with its expenses. The Trustees noted that each Fund’s performance versus expense levels was satisfactory given the level of assets in the Funds; however the Value Fund’s comparison of performance versus assets was not as favorable. The Trustees noted that the Adviser was working on a plan to address both performance and expense issues.

COMMERCE FUNDS

9. OTHER MATTERS (continued)

The Trustees concluded that while past performance is not necessarily indicative of future performance, the majority of the Funds had satisfactory performance and that the Adviser was taking steps to address the Value Fund’s performance. They also concluded that Fund shareholders were generally receiving value for the services provided by the Adviser.

Costs of Services and Profits Realized by the Adviser – The Board considered the fees and expenses of the Funds and the Lipper information provided comparing the Funds’ fees to Lipper peers. It was noted that the Funds’ advisory fees, except the Kansas Tax-Free Intermediate Bond Fund, were higher than the average advisory fees for comparable funds and that total net operating expenses were between four to nine basis points higher than the average, except for the Growth Fund, which was below the average for net operating expenses. The Trustees considered this information in light of the Adviser’s cost of providing advisory services as well as its profitability. It was noted that the Adviser’s costs had increased in the past year and that profitability had also increased by a small margin; it was also noted that the Adviser’s cost allocation methodology had not changed and had previously been reviewed by the Funds’ auditors for reasonableness. The Trustees also discussed that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and had instituted requests for proposals and negotiated fees aggressively with other service providers when appropriate. The Trustees considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins. The Trustees considered the differences in the scale, lines of business, operations, products offered and other differences with regard to the investment advisers included in the profitability comparison.

The Trustees also considered the information provided on the Adviser’s advisory fees compared to advisory fees charged to similar institutional accounts managed by Commerce personnel. There were no comparable institutional accounts with the three Tax-Free Funds. These accounts were not managed by the Adviser but by its affiliate, but some of the same Fund investment personnel provided these advisory services. In some cases, the fees charged were lower than the fees charged to the Funds and in other cases the fees were about the same. The Trustees noted that the Adviser provides significant additional services for the Funds that its affiliate does not provide to non-mutual fund clients, including administrative services, oversight of the Funds’ other service providers, Trustee support, regulatory compliance and numerous other services, and that in servicing the Funds, the Adviser assumes many legal risks that its affiliate does not assume in servicing many of its similar clients.

Economies of Scale – The Trustees determined after review of the financial reports that the Funds had not achieved sufficient size and scale to institute breakpoints. In addition, the Trustees considered that the Adviser was managing its operations in a manner that was as efficient as possible under the circumstance of more or less static assets, with a view to keeping shareholder expense ratios as low as possible.

Fall-Out Benefits – The principal benefits to the Adviser of its relationship with the Funds are its receipt of soft dollars and its contract as a Co-Administrator of the Funds. The Trustees considered that they receive regular, extensive quarterly reports on the Adviser’s soft dollar program and that its program is in compliance with Section 28(e) of the Securities Exchange Act of 1934. They also considered that the Adviser had a system in place to test for best execution, which was also reviewed with the Board on at least an annual basis. In summary, the Trustees concluded that the Adviser and Funds were benefitting from the soft dollar products and services. With respect to the Co-Administration Agreement, the Trustees noted that they review that agreement annually using substantially the same review framework as the Advisory Agreement. The Trustees believed that Commerce was providing satisfactory services to shareholders under that agreement for reasonable rates.

After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Funds, that the fees paid by Funds were reasonable in light of the services provided by the Adviser, its costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2011 (Unaudited)

10. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued and Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2011 (Unaudited)		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	540,591	$14,311,496	616,040	$14,117,639
Reinvestment of distributions	9,336	243,853	9,915	231,828
Shares redeemed	(471,408)	(12,465,467)	(995,250)	(23,120,014)
Net Increase (Decrease)	78,519	$2,089,882	(369,295)	$(8,770,547)

	Value Fund
	For the Six Months Ended April 30, 2011 (Unaudited)		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	297,940	$6,194,111	564,117	$10,092,891
Reinvestment of distributions	3,749	77,581	8,717	159,149
Shares redeemed	(372,537)	(7,591,554)	(1,717,652)	(31,176,821)
Net Decrease	(70,848)	$(1,319,862)	(1,144,818)	$(20,924,781)

	MidCap Growth Fund
	For the Six Months Ended April 30, 2011 (Unaudited)		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	306,223	$10,477,610	141,993	$3,943,245
Reinvestment of distributions	—	—	660	17,725
Shares redeemed	(135,849)	(4,785,755)	(461,310)	(12,674,320)
Net Increase (Decrease)	170,374	$5,691,855	(318,657)	$(8,713,350)

	Bond Fund
	For the Six Months Ended April 30, 2011 (Unaudited)		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	3,733,671	$74,531,765	7,088,103	$139,473,917
Reinvestment of distributions	147,095	2,943,887	269,514	5,321,497
Shares redeemed	(3,843,093)	(76,670,312)	(5,232,442)	(103,304,905)
Net Increase	37,673	$805,340	2,125,175	$41,490,509

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Six Months Ended April 30, 2011 (Unaudited)		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	1,036,445	$18,899,084	3,529,360	$64,398,029
Reinvestment of distributions	31,341	571,713	63,425	1,160,258
Shares redeemed	(1,601,379)	(29,241,142)	(2,229,565)	(40,679,699)
Net Increase (Decrease)	(533,593)	$(9,770,345)	1,363,220	$24,878,588

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2011 (Unaudited)		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	884,307	$16,374,672	2,410,272	$46,150,365
Reinvestment of distributions	28,570	536,769	11,631	222,529
Shares redeemed	(1,455,758)	(26,951,287)	(1,279,385)	(24,523,400)
Net Increase (Decrease)	(542,881)	$(10,039,846)	1,142,518	$21,849,494

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2011 (Unaudited)		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	1,811,286	$34,554,702	4,142,096	$80,752,601
Reinvestment of distributions	34,363	657,246	46,781	913,400
Shares redeemed	(1,895,408)	(36,142,532)	(2,595,547)	(50,644,920)
Net Increase (Decrease)	(49,759)	$(930,584)	1,593,330	$31,021,081

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2011 (Unaudited)		For the Fiscal Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	702,003	$13,050,603	1,107,510	$21,235,888
Reinvestment of distributions	17,910	335,278	15,826	303,525
Shares redeemed	(432,479)	(8,031,547)	(756,113)	(14,488,676)
Net Increase	287,434	$5,354,334	367,223	$7,050,737

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2011 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses – The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11		Expenses Paid for the 6 months ended 4/30/11*	Beginning Account Value 11/1/10	Ending Account Value 4/30/11		Expenses Paid for the 6 months ended 4/30/11*	Beginning Account Value 11/1/10	Ending Account Value 4/30/11		Expenses Paid for the 6 months ended 4/30/11*	Beginning Account Value 11/1/10	Ending Account Value 4/30/11		Expenses Paid for the 6 months ended 4/30/11*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,136.80		$5.99	$1,000.00	$1,188.80		$5.59	$1,000.00	$1,193.30		$6.63	$1,000.00	$1,011.30		$4.04
Hypothetical 5% return	1,000.00	1,019.19	+	5.66	1,000.00	1,019.69	+	5.16	1,000.00	1,018.74	+	6.11	1,000.00	1,020.78	+	4.06
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,001.00		$3.37	$1,000.00	$989.70		$3.45	$1,000.00	$994.90		$3.46	$1,000.00	$995.10		$3.46
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2011. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.13%	Short-Term Government	0.68%
Value	1.03	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.22	Missouri Tax-Free Intermediate Bond	0.70
Bond	0.81	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUNDS

The Commerce Funds (continued)

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the smaller number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER

AND CO-ADMINISTRATOR

Commerce Investment Advisors, Inc.

922 Walnut Street

4th Floor

Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT

State Street Bank & Trust Company

1 Lincoln Street

Boston, Massachusetts 02111

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 W. 9th

4th Floor

Kansas City, Missouri 64105

DISTRIBUTOR

Goldman, Sachs & Co.

200 West Street

New York, New York 10282

CO-ADMINISTRATOR

Goldman Sachs Asset Management, L.P.

200 West Street

New York, New York 10282

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center

60 South St.

Boston, M 02111

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

Ste. 2000

Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains, more complete information about the Commerce Funds’ investment policies, fees and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, Chairman

David L. Bodde, Lead Independent Trustee

Charles W. Peffer

James M. Snowden, Jr.

OFFICERS

William Schuetter, President

Angela Dew, Vice President, Chief Compliance Officer, and Secretary

Jeffrey Bolin, Assistant Vice President

Peter W. Fortner, Chief Accounting Officer

Scott McHugh, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

Patricia Meyer, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

07-938/CB 5026

6/11

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ William R. Schuetter
William R. Schuetter
President
June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William R. Schuetter
William R. Schuetter
President
The Commerce Funds
June 24, 2011

/s/ Peter W. Fortner
Peter W. Fortner
Chief Accounting Officer
The Commerce Funds
June 24, 2011